UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	November 1, 2018 — April 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Fixed Income Absolute Return Fund

Semiannual report
4 | 30 | 19

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PTRNX

Putnam Fixed Income
Absolute Return
Fund

Semiannual report
4 | 30 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

June 11, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 2.25%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/19. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 14.

2 Fixed Income Absolute Return Fund

What was the market environment during the reporting period ended April 30, 2019?

Global financial markets were marked by a series of ups and downs during the six-month period. Equity markets sold off significantly during the last two months of 2018 before a sharp reversal at the beginning of this year. The broad S&P 500 Index, which tracks stocks, rose 9.76% during the period, and the MSCI World Index [ND], a global equity index, rallied 8.83%. Fixed-income markets also gained, buoyed by the the Federal Reserve’s policy switch on interest rates. The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks U.S. bonds, advanced 5.49% during the reporting period.

The Fed pivoted to a dovish stance on its policy rate in the first quarter of 2019. The Fed had raised short-term rates four times in 2018, taking the federal funds rate to a range of 2.25% to 2.50%. Signs of slowing growth and benign inflation contributed to the Fed’s decision this year to pause its three-year campaign to tighten monetary policy. Across the Atlantic, the European Central Bank left rates unchanged and ended its multi-trillion-dollar bond-buying program.

Fixed Income Absolute Return Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

The U.S. Treasury market continued to draw headlines. With the exception of the very front end of the Treasury curve, yields fell across most maturities during the period, and the yield curve flattened. The yields on short-to-intermediate notes were slightly inverted at the end of the period. At the end of March 2019, the yield on the benchmark 10-year note dipped below the yield on 3-month bills for the first time since mid-2007. An inverted yield curve — which plots bond yields with differing maturity dates — can be a signal of a recession on the horizon. But we do not believe a recession is imminent.

How did the fund perform? What strategies influenced performance?

The fund outperformed its benchmark, the ICE BofAML U.S. Treasury Bill Index. The fund’s class A shares returned 2.35% versus 1.22% for the ICE BofAML U.S. Treasury Bill Index for the six-month period ended April 30, 2019. Our positions in mortgage-credit and corporate credit boosted results as investor appetite for risk bounced back during the period of January to April 2019.

Our mortgage-credit positions were the biggest contributor versus the benchmark. Exposure to the mezzanine tiers of CMBX — an index that references a basket of commercial mortgage-backed securities (CMBS) issued in a particular year — added the most value. CMBS cash bonds also moderately contributed. Mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

4 Fixed Income Absolute Return Fund

Within our holdings of residential mortgage-backed securities [RMBS], positions in agency credit-risk transfer securities [CRTs] and pay-option adjustable-rate MBS slightly contributed. CRTs benefited from renewed demand as a more favorable outlook for risk-taking prompted investors to move back into higher-yielding investments. Pay-option adjustable-rate mortgages [ARMs], meanwhile, held up better than most other risk assets amid the selling pressure that dominated 2018’s fourth quarter, before rebounding in the first quarter of 2019.

Our investments in corporate credit helped performance. The start of the first quarter of 2019 was especially beneficial for the fund as investors turned bullish and spreads tightened, particularly on high-yield corporate bonds and investment-grade debt. Our tactical positions in U.S. and international term structures also supplied a tailwind that benefited the portfolio. These holdings buoyed results, albeit at a more modest level relative to credit exposures.

Our currency, prepayment, and emerging-market exposures were also slight positive contributors during the half-year period.

Which strategies detracted from fund performance?

No strategies detracted from fund performance during the six-month period.

How did the fund use derivatives?

The fund used interest-rate swaps to hedge term structure risk, for yield curve positioning, and to gain exposure to rates in various countries. The fund used credit default contract

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/19. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Fixed Income Absolute Return Fund 5

swaps to hedge credit and market risks, and for gaining exposure to individual names and specific sectors. The fund also used total return swap contracts to gain exposure to inflation and to gain exposure to sectors, as well as to hedge that exposure to each.

What is the outlook for fixed-income markets?

We believe global economic growth will remain steady. But the ongoing trade spat between China and the United States, political troubles in the eurozone, and the end of an era of loose monetary policies will create some downside risks, in our view. The U.S. economy is expected to expand at a more moderate pace in 2019 compared with last year. The Fed expects 2.1% growth this year, down from the 2.3% it forecast in December 2018. We believe inflationary pressures will remain modest.

Fed officials do not expect to raise interest rates for the remainder of 2019. Fed chairman Jerome Powell said in March that interest rates could be on hold for “some time” as global risks weigh on the economic outlook and inflation remains muted. In May, Powell declared the central bank will continue its wait-and-see approach for the foreseeable future. Markets had expected the Fed to signal a possible interest-rate cut this year.

We continue to have a favorable outlook on mortgage credit. We think the underlying fundamentals for commercial real estate are stable, supported by a growing labor market, interest rates that remain historically low, and a positive U.S. economic backdrop. That said, we think these favorable factors will be partially offset by higher capital costs and low capitalization rates. [Capitalization rate is the rate of return on a commercial investment property based on the income that the property is expected to generate. It is calculated by dividing the property’s net operating income by its purchase price.]

Within residential MBS, we continue to find value among legacy RMBS. We think a steadily shrinking sector and stable investor base have

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.

6 Fixed Income Absolute Return Fund

produced a favorable technical environment. We like securities backed by higher-quality collateral and bonds from what we consider to be more favorable regions of the country.

In the agency CRT market, we are focusing on securities that have a few years of seasoning rather than newly issued CRTs, as we think this area of the market offers a more favorable risk/ reward profile. Within prepayment-sensitive areas of the market, range-bound Treasury yields have made prepayment speeds more predictable overall, in our view. Yield spreads look reasonable, although spreads on newer loans have generally tightened. Security selection has become more important, and we are focusing on reverse mortgages, jumbo loan balances, and seasoned collateral.

Thank you for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Fixed Income Absolute Return Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/19

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.69%	30.08%	2.66%	10.13%	1.95%	14.49%	4.61%	2.65%	2.35%
After sales charge	2.47	27.15	2.43	7.65	1.49	11.91	3.82	0.34	0.04
Class B (12/23/08)
Before CDSC	2.48	27.47	2.46	8.94	1.73	13.87	4.42	2.40	2.23
After CDSC	2.48	27.47	2.46	8.94	1.73	13.87	4.42	1.42	1.23
Class C (12/23/08)
Before CDSC	1.96	20.59	1.89	5.98	1.17	12.01	3.85	1.93	1.87
After CDSC	1.96	20.59	1.89	5.98	1.17	12.01	3.85	0.94	0.87
Class M (12/23/08)
Before sales charge	2.61	29.12	2.59	9.64	1.86	14.28	4.55	2.51	2.13
After sales charge	2.54	28.15	2.51	8.82	1.71	13.42	4.29	1.74	1.37
Class P (8/31/16)
Net asset value	2.95	33.31	2.92	11.52	2.21	15.38	4.88	2.97	2.47
Class R (12/23/08)
Net asset value	2.43	26.83	2.40	8.79	1.70	13.65	4.36	2.43	2.21
Class R6 (7/2/12)
Net asset value	2.95	33.37	2.92	11.43	2.19	15.38	4.88	2.87	2.47
Class Y (12/23/08)
Net asset value	2.95	33.36	2.92	11.57	2.21	15.43	4.90	2.98	2.47

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 2.25% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

8 Fixed Income Absolute Return Fund

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Comparative index returns For periods ended 4/30/19

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index	0.47%	4.85%	0.48%	4.05%	0.80%	3.78%	1.25%	2.23%	1.22%

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/19

Distributions	Class A		Class B	Class C	Class M		Class P	Class R	Class R 6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.272		$0.260	$0.236	$0.271		$0.284	$0.260	$0.284	$0.284
Capital gains	—		—	—	—		—	—	—	—
Total	$0.272		$0.260	$0.236	$0.271		$0.284	$0.260	$0.284	$0.284
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/18	$9.73	$9.95	$9.70	$9.70	$9.70	$9.77	$9.76	$9.78	$9.76	$9.74
4/30/19	9.68	9.90	9.65	9.64	9.63	9.70	9.71	9.73	9.71	9.69
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	3.84%	3.76%	3.61%	3.11%	3.74%	3.71%	4.08%	3.45%	4.08%	4.09%
Current
30-day
SEC yield[2]	N/A	3.84	3.69	3.14	N/A	3.81	4.14	3.63	4.14	4.14

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (2.25% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fixed Income Absolute Return Fund 9

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/19

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	2.64%	29.89%	2.65%	9.43%	1.82%	15.10%	4.80%	2.31%	0.99%
After sales charge	2.41	26.97	2.42	6.97	1.36	12.51	4.01	0.01	–1.28
Class B (12/23/08)
Before CDSC	2.43	27.29	2.44	8.26	1.60	14.38	4.58	2.09	0.86
After CDSC	2.43	27.29	2.44	8.26	1.60	14.38	4.58	1.10	–0.12
Class C (12/23/08)
Before CDSC	1.90	20.49	1.88	5.37	1.05	12.45	3.99	1.55	0.61
After CDSC	1.90	20.49	1.88	5.37	1.05	12.45	3.99	0.57	–0.37
Class M (12/23/08)
Before sales charge	2.57	29.08	2.59	9.06	1.75	14.90	4.74	2.29	0.99
After sales charge	2.49	28.12	2.51	8.25	1.60	14.04	4.48	1.52	0.23
Class P (8/31/16)
Net asset value	2.89	33.10	2.90	10.79	2.07	15.97	5.06	2.62	1.11
Class R (12/23/08)
Net asset value	2.38	26.69	2.39	8.03	1.56	14.30	4.56	2.13	0.87
Class R6 (7/2/12)
Net asset value	2.90	33.16	2.91	10.80	2.07	15.97	5.06	2.51	1.11
Class Y (12/23/08)
Net asset value	2.90	33.15	2.90	10.84	2.08	16.02	5.08	2.63	1.22

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 10/31/18	0.80%	1.00%	1.55%	0.85%	0.55%	1.05%	0.55%	0.55%
Annualized expense ratio
for the six-month period
ended 4/30/19	0.85%	1.05%	1.60%	0.90%	0.60%	1.10%	0.60%	0.60%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

10 Fixed Income Absolute Return Fund

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/18 to 4/30/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$4.26	$5.26	$8.01	$4.51	$3.01	$5.52	$3.01	$3.01
Ending value (after expenses)	$1,023.50	$1,022.30	$1,018.70	$1,021.30	$1,024.70	$1,022.10	$1,024.70	$1,024.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/19, use the following calculation method. To find the value of your investment on 11/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$4.26	$5.26	$8.00	$4.51	$3.01	$5.51	$3.01	$3.01
Ending value (after expenses)	$1,020.58	$1,019.59	$1,016.86	$1,020.33	$1,021.82	$1,019.34	$1,021.82	$1,021.82

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Fixed Income Absolute Return Fund 11

Consider these risks before investing

Allocation of assets among fixed-income strategies and sectors may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

12 Fixed Income Absolute Return Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 2.25% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield

Fixed Income Absolute Return Fund 13

than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

14 Fixed Income Absolute Return Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2019, Putnam employees had approximately $507,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Fixed Income Absolute Return Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Fixed Income Absolute Return Fund

The fund’s portfolio 4/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (44.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 4/20/49 ##	$90,000	$93,984
5.00%, 4/20/49 ##	60,000	62,656
4.50%, TBA, 5/1/49	11,000,000	11,407,343
4.00%, TBA, 5/1/49	3,000,000	3,089,063
		14,653,046
U.S. Government Agency Mortgage Obligations (41.4%)
Federal National Mortgage Association Pass-Through Certificates
4.768%, 7/1/20 [i]	504,158	508,760
4.50%, TBA, 5/1/49	6,000,000	6,242,344
4.00%, TBA, 6/1/49	53,000,000	54,351,913
4.00%, TBA, 5/1/49	53,000,000	54,387,111
3.50%, TBA, 6/1/49	55,000,000	55,455,466
3.50%, TBA, 5/1/49	55,000,000	55,494,142
3.00%, TBA, 5/1/49	7,000,000	6,917,422
		233,357,158
Total U.S. government and agency mortgage obligations (cost $248,068,459)		$248,010,204

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 2.00%, 9/30/20 [i]	$175,000	$174,475
Total U.S. treasury obligations (cost $174,475)		$174,475

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)*	amount	Value
Agency collateralized mortgage obligations (17.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
15.354%, 5/15/35	$68,687	$94,198
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
14.73%, 11/15/35	164,114	237,653
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
14.115%, 12/15/36	88,991	117,299
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
10.626%, 6/15/34	278,907	318,121
Ser. 4813, IO, 5.50%, 8/15/48	4,308,616	930,099
Ser. 4760, Class IG, IO, 5.00%, 2/15/48	4,276,428	847,533
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	3,699,663	502,200
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,505,227	458,626
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	3,332,266	380,728
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
3.527%, 5/15/41	3,315,560	3,214,353
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	6,928,482	1,019,249
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	3,611,958	681,435
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	6,282,334	775,600
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	6,587,026	749,274
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,187,764	376,564
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	9,316,251	535,424
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	3,555,306	291,466

Fixed Income Absolute Return Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
FRB Ser. 8, Class A9, IO, 0.424%, 11/15/28 W	$189,532	$2,616
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43 W	576,954	5,654
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	920,419	6,627
Ser. 3835, Class FO, PO, zero %, 4/15/41	6,411,906	5,471,246
Federal National Mortgage Association
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
15.119%, 6/25/37	134,794	192,445
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
15.117%, 5/25/35	39,032	49,764
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
12.82%, 8/25/35	88,182	111,603
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
7.947%, 5/25/40	916,177	1,053,604
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 7.027%, 2/25/25	145,471	156,244
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 6.477%, 5/25/25	111,240	118,389
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,616,303	858,169
Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	4,520,495	926,601
Ser. 15-28, IO, 5.50%, 5/25/45	7,586,619	1,596,149
Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	9,661,651	1,906,630
Ser. 397, Class 2, IO, 5.00%, 9/25/39	364,634	75,735
Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	6,869,769	1,382,541
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.123%, 1/25/44	9,314,424	1,746,600
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,340,211	415,575
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,390,668	430,246
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,440,688	806,744
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,459,761	370,194
IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.723%, 4/25/45	9,181,335	1,336,554
IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.673%, 1/25/49	7,315,750	1,127,357
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 12/25/48	6,302,333	909,899
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 2/25/47	20,282,504	3,191,452
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 11/25/46	4,476,893	699,156
IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 9/25/46	9,030,559	1,378,302
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 9/25/46	6,727,159	1,001,475
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	4,081,821	353,579
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	4,594,123	615,234
IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%),
3.443%, 6/25/41	11,306,386	1,706,134
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%),
3.273%, 10/25/47	25,469,813	2,957,203

18 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	$4,682,939	$448,415
Ser. 6, Class BI, IO, 3.00%, 12/25/42	6,755,290	368,042
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,199,822	133,569
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	10,784,942	609,457
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	6,315,497	340,053
Ser. 98-W5, Class X, IO, 0.876%, 7/25/28 W	344,981	9,935
Ser. 98-W2, Class X, IO, 0.497%, 6/25/28 W	1,235,687	40,160
Ser. 07-44, Class CO, PO, zero %, 5/25/37	29,138	24,194
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	2,513,526	587,537
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,232,333	439,339
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	2,558,675	564,513
Ser. 15-69, IO, 5.00%, 5/20/45	4,881,718	1,049,569
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	7,629,595	1,668,669
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,867,032	599,726
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	3,653,969	858,228
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,380,104	738,891
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	67,712	4,678
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	696,668	151,166
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,257,270	937,919
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	13,490,343	2,946,291
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	9,357,983	2,045,936
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	4,339,629	891,763
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	6,560,923	781,537
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,923,052	840,710
Ser. 12-129, IO, 4.50%, 11/16/42	3,051,310	672,967
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,760,500	544,371
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	2,038,294	460,756
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%),
4.203%, 1/16/40	6,752,473	911,584
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	6,505,459	821,314
Ser. 15-94, IO, 4.00%, 7/20/45	135,352	27,504
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,287,387	175,943
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	3,355,985	503,398
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	923,245	173,730
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	4,508,094	534,254
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.769%, 7/20/48	8,258,754	1,197,519
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 7/16/43	1,269,052	194,076
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.619%, 9/20/46	6,230,504	1,142,924
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.619%, 10/20/45	4,157,280	713,331
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
3.569%, 2/20/41	1,933,484	298,043
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	5,838,330	886,726
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	11,317,532	1,007,260

Fixed Income Absolute Return Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	$4,984,312	$749,222
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	3,875,943	445,733
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	5,753,231	983,227
Ser. 13-76, IO, 3.50%, 5/20/43	2,628,114	447,489
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	3,481,567	515,829
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,958,229	542,871
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,560,167	246,943
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	6,128,658	550,047
Ser. 183, Class AI, IO, 3.50%, 10/20/39	3,616,689	214,067
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	4,499,631	231,686
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	2,474,762	136,854
Ser. 16-H13, Class IK, IO, 2.605%, 6/20/66 W	14,810,525	1,906,855
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68 W	11,555,821	1,549,202
Ser. 18-H02, Class EI, IO, 2.404%, 1/20/68 W	7,279,284	964,505
Ser. 17-H06, Class BI, IO, 2.354%, 2/20/67 W	13,628,204	1,539,987
Ser. 17-H02, Class BI, IO, 2.341%, 1/20/67 W	3,081,507	366,792
Ser. 16-H22, Class AI, IO, 2.298%, 10/20/66 W	6,863,033	741,070
Ser. 16-H23, Class NI, IO, 2.232%, 10/20/66 W	9,584,316	1,052,358
Ser. 18-H13, Class NI, IO, 2.231%, 8/20/68 W	8,518,135	1,001,733
Ser. 17-H16, Class BI, IO, 2.213%, 8/20/67 W	9,981,796	1,322,588
Ser. 17-H03, Class DI, IO, 2.201%, 12/20/66 W	4,584,877	578,841
Ser. 17-H11, Class NI, IO, 2.19%, 5/20/67 W	4,857,836	532,943
Ser. 16-H11, Class HI, IO, 2.093%, 1/20/66 W	3,074,142	272,830
Ser. 15-H15, Class JI, IO, 1.959%, 6/20/65 W	10,850,276	1,018,841
Ser. 15-H19, Class NI, IO, 1.903%, 7/20/65 W	15,392,929	1,376,128
Ser. 16-H02, Class BI, IO, 1.873%, 11/20/65 W	10,590,167	932,655
Ser. 15-H25, Class EI, IO, 1.848%, 10/20/65 W	11,235,333	965,115
Ser. 15-H18, Class IA, IO, 1.811%, 6/20/65 W	9,591,744	604,280
Ser. 17-H14, Class DI, IO, 1.698%, 6/20/67 W	6,090,430	416,287
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	12,786,575	957,714
Ser. 16-H08, Class AI, IO, 1.662%, 8/20/65 W	9,619,306	699,237
Ser. 15-H10, Class EI, IO, 1.617%, 4/20/65 W	13,764,518	640,986
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65 W	12,554,494	949,120
Ser. 14-H14, Class CI, IO, 1.575%, 7/20/64 W	14,646,060	695,688
Ser. 15-H28, Class DI, IO, 1.543%, 8/20/65 W	9,983,072	641,632
Ser. 11-H15, Class AI, IO, 1.522%, 6/20/61 W	7,876,725	393,836
Ser. 11-H08, Class GI, IO, 1.259%, 3/20/61 W	9,823,452	406,691
Ser. 10-151, Class KO, PO, zero %, 6/16/37	609,113	513,202
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	33,569	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	97,267	856
FRB Ser. 98-3, IO, zero %, 9/19/27 W	44,823	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	76,465	—
		99,941,480
Commercial mortgage-backed securities (14.4%)
Banc of America Commercial Mortgage Trust
FRB Ser. 05-1, Class B, 5.687%, 11/10/42 W	2,172,703	1,964,949
FRB Ser. 07-1, Class XW, IO, 0.402%, 1/15/49 W	1,149,434	903

20 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4,
Class XC, IO, 0.374%, 7/10/42 W	$26,172	$—
Bank of America Merrill Lynch Commercial Mortgage Trust FRB
Ser. 17-BNK9, Class XA, IO, 0.958%, 11/15/54 W	38,204,230	2,108,931
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	1,327,000	1,181,030
Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	3,006,231	2,133,973
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO,
1.554%, 8/10/49 W	14,271,925	1,188,994
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D,
5.948%, 12/15/47 W	453,000	470,989
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.356%, 5/10/47 W	10,993,958	537,249
FRB Ser. 14-GC19, Class XA, IO, 1.329%, 3/10/47 W	15,793,535	741,033
FRB Ser. 13-GC17, Class XA, IO, 1.196%, 11/10/46 W	11,996,351	480,529
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class XA, IO, 1.949%, 9/10/45 W	7,915,612	377,076
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.915%, 5/10/47 W	1,681,000	1,743,578
FRB Ser. 14-UBS4, Class XA, IO, 1.325%, 8/10/47 W	7,181,825	303,092
FRB Ser. 14-CR19, Class XA, IO, 1.317%, 8/10/47 W	34,894,734	1,485,859
FRB Ser. 14-LC15, Class XA, IO, 1.274%, 4/10/47 W	10,548,928	467,318
FRB Ser. 14-CR20, Class XA, IO, 1.261%, 11/10/47 W	14,579,833	628,391
FRB Ser. 13-CR11, Class XA, IO, 1.102%, 8/10/50 W	52,671,804	1,892,182
FRB Ser. 15-CR23, Class XA, IO, 1.088%, 5/10/48 W	24,319,607	881,971
FRB Ser. 15-CR22, Class XA, IO, 1.088%, 3/10/48 W	14,545,564	529,459
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47 W	23,648,921	893,787
FRB Ser. 15-LC21, Class XA, IO, 0.913%, 7/10/48 W	43,618,967	1,410,801
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.979%, 5/10/47 W	1,250,000	1,234,375
FRB Ser. 12-CR3, Class E, 4.911%, 10/15/45 W	500,000	441,870
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	1,159,979
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.322%, 9/15/39 W	19,946	19,946
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41 W	4,649,202	3,124,728
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.215%, 5/15/38 W	736,805	10,233
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO,
1.044%, 4/15/50 W	21,516,946	821,918
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.937%, 4/15/50 W	1,215,000	1,116,063
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.516%, 8/10/44 W	1,971,000	2,038,996
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO,
0.985%, 5/10/50 W	22,423,400	817,333
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.845%, 6/10/47 W	1,023,000	1,051,811
FRB Ser. 14-GC18, Class XA, IO, 1.189%, 1/10/47 W	20,034,577	797,376

Fixed Income Absolute Return Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	$330,376	$337,056
FRB Ser. 11-GC3, Class D, 5.825%, 3/10/44 W	841,000	861,705
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46 W	854,000	907,046
FRB Ser. 14-GC24, Class D, 4.663%, 9/10/47 W	662,000	580,384
FRB Ser. 13-GC10, Class E, 4.543%, 2/10/46 W	1,864,000	1,540,536
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class XA, IO, 1.144%, 4/15/47 W	15,618,016	404,960
FRB Ser. 14-C24, Class XA, IO, 1.111%, 11/15/47 W	39,029,466	1,294,147
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.713%, 8/15/46 W	2,040,000	1,903,491
FRB Ser. 14-C25, Class D, 4.092%, 11/15/47 W	1,470,000	1,269,117
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-C10, Class XA, IO, 1.135%, 12/15/47 W	31,740,258	983,948
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51 W	500,000	498,750
FRB Ser. 12-C8, Class D, 4.806%, 10/15/45 W	2,332,000	2,312,649
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47 W	327,000	330,040
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.482%, 2/15/40 W	139,617	12
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.001%, 6/12/43 W	3,606,702	96
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	766,808	723,790
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.613%, 8/15/47 W	946,000	941,438
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	791,000	818,919
FRB Ser. 15-C26, Class XA, IO, 1.181%, 10/15/48 W	14,223,640	728,694
FRB Ser. 13-C13, Class XA, IO, 1.166%, 11/15/46 W	52,022,006	2,140,706
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.075%, 4/15/47 W	704,000	725,742
FRB Ser. 13-C12, Class E, 4.925%, 10/15/46 W	672,000	585,064
FRB Ser. 12-C6, Class D, 4.763%, 11/15/45 W	624,000	635,993
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46 W	453,000	434,588
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46 W	4,328,000	3,676,272
FRB Ser. 13-C10, Class F, 4.219%, 7/15/46 W	2,047,000	1,721,142
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,036,000	979,294
FRB Ser. 16-UB12, Class XA, IO, 0.933%, 12/15/49 W	20,781,532	883,215
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45 W	603,000	506,574
FRB Ser. 12-C4, Class XA, IO, 2.261%, 3/15/45 W	4,055,116	190,210
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO,
1.219%, 12/15/50 W	12,366,424	835,624
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class XA, IO, 1.477%, 5/10/63 W	7,458,557	263,697
FRB Ser. 13-C5, Class XA, IO, 1.096%, 3/10/46 W	44,060,379	1,477,785
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.409%, 10/15/44 W	775,292	768,270
FRB Ser. 06-C29, IO, 0.478%, 11/15/48 W	4,216,724	127

22 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46 W	$749,000	$741,013
FRB Ser. 16-BNK1, Class XA, IO, 1.918%, 8/15/49 W	15,042,642	1,510,281
FRB Ser. 14-LC16, Class XA, IO, 1.333%, 8/15/50 W	23,103,370	947,238
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.421%, 7/15/46 W	2,166,000	1,958,174
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C,
4.524%, 12/15/45 W	401,000	393,898
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44 W	603,000	612,398
Ser. 11-C4, Class D, 5.397%, 6/15/44 W	604,000	596,371
Ser. 11-C4, Class E, 5.397%, 6/15/44 W	635,000	616,623
FRB Ser. 12-C7, Class D, 4.973%, 6/15/45 W	1,621,000	1,533,758
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46 W	2,015,000	1,601,563
FRB Ser. 12-C10, Class D, 4.589%, 12/15/45 W	1,940,000	1,726,600
FRB Ser. 12-C10, Class E, 4.589%, 12/15/45 W	1,658,000	1,077,700
FRB Ser. 11-C5, Class XA, IO, 1.894%, 11/15/44 W	9,345,327	301,209
FRB Ser. 12-C9, Class XB, IO, 0.844%, 11/15/45 W	46,094,000	1,078,600
		81,013,229
Residential mortgage-backed securities (non-agency) (6.6%)
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49 W	863,545	875,203
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 2.717%, 6/25/36	1,020,000	943,500
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.734%, 4/25/37 W	682,860	686,282
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
2.827%, 3/25/37	1,027,888	883,339
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
3.385%, 6/25/46	2,696,806	2,446,699
FRB Ser. 06-OA7, Class 1A1, 3.026%, 6/25/46 W	594,113	519,195
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.817%, 2/25/37	355,796	200,488
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.811%, 11/20/35	3,829,141	3,665,789
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.667%, 8/25/46	647,199	579,243
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.667%, 8/25/46	263,202	226,919
FRB Ser. 05-27, Class 1A1, 2.541%, 8/25/35 W	998,479	848,707
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 3.097%, 4/25/35	509,252	453,491
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.477%, 7/25/28	653,297	844,023
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.827%, 4/25/28	1,545,464	2,026,550
FRB Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%),
11.677%, 10/25/27	992,990	1,262,997

Fixed Income Absolute Return Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 10.027%, 12/25/27	$795,138	$927,648
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 7.627%, 10/25/29	300,000	340,000
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2,
Class M3B, (1 Month US LIBOR + 5.15%), 7.627%, 11/25/28	280,000	334,633
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.777%, 9/25/30	470,000	473,384
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.727%, 9/25/28	1,585,058	2,263,497
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 14.227%, 10/25/28	839,046	1,178,410
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.377%, 10/25/28	1,354,884	1,531,137
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 8.177%, 4/25/28	1,387,047	1,575,731
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.977%, 9/25/29	501,000	573,274
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.777%, 2/25/25	258,181	279,889
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.727%, 4/25/29	56,000	61,936
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.477%, 5/25/25	19,033	20,477
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 6.077%, 1/25/30	370,000	382,326
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2,
(1 Month US LIBOR + 2.65%), 5.127%, 2/25/30	570,000	587,909
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 4.827%, 1/25/31	448,000	453,704
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 4.677%, 8/25/30	980,000	984,236
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2,
(1 Month US LIBOR + 2.15%), 4.627%, 10/25/30	1,006,000	1,010,839
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 4.577%, 3/25/31	417,000	415,380
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 4.927%, 7/25/31	459,000	467,518
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2,
(1 Month US LIBOR + 2.30%), 4.777%, 8/25/31	1,000,000	1,017,667
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	964,376	517,306
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%),
2.727%, 1/25/36	738,980	468,439
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 3.007%, 5/19/35	1,061,149	673,383
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.677%, 6/25/37	712,333	420,277

24 Fixed Income Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (38.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 2.692%, 5/25/46	$967,764	$909,698
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
2.687%, 8/25/36	526,661	471,361
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.657%, 1/25/37	515,549	477,456
VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	550,000	554,125
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.195%, 12/25/35 W	747,076	749,118
FRB Ser. 05-AR10, Class 1A3, 4.116%, 9/25/35 W	580,452	586,502
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.967%, 10/25/45	261,911	261,489
		37,431,174
Total mortgage-backed securities (cost $219,427,309)		$218,385,883

	Principal
CORPORATE BONDS AND NOTES (28.9%)*	amount	Value
Basic materials (2.6%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25	$450,000	$432,990
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	460,000	460,000
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	435,000	436,088
Cemex SAB de CV 144A company guaranty sr. notes 6.125%,
5/5/25 (Mexico)	834,000	869,862
CF Industries, Inc. company guaranty sr. unsec. notes
3.45%, 6/1/23	2,334,000	2,284,403
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	842,000	839,895
Huntsman International, LLC company guaranty sr. unsec. notes
5.125%, 11/15/22	809,000	851,206
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	869,000	847,275
Kinross Gold Corp. company guaranty sr. unsec. unsub. notes
5.95%, 3/15/24 (Canada)	448,000	482,164
Southern Copper Corp. sr. unsec. unsub. notes 5.875%,
4/23/45 (Peru)	800,000	891,918
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	878,625
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	1,413,000	1,458,923
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	861,000	863,104
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	1,872,000	1,895,400
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	1,210,000	1,297,725
		14,789,578
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	1,350,000	1,322,744
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. notes 4.25%, 9/15/22 (Ireland)	1,200,000	1,204,500

Fixed Income Absolute Return Fund 25

	Principal
CORPORATE BONDS AND NOTES (28.9%)* cont.	amount	Value
Capital goods cont.
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	$1,000,000	$1,032,500
Owens-Brockway Glass Container, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 8/15/23	1,025,000	1,072,406
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A
company guaranty sr. notes 6.25%, 5/15/26	218,000	226,993
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	1,750,000	1,752,118
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	275,000	286,344
Waste Management, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 6/30/20	364,000	372,595
		7,270,200
Communication services (1.3%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	913,320
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	1,146,000	1,196,138
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	680,000	635,800
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.125%, 5/1/20	520,000	523,250
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26	750,000	761,488
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 4.375%, 4/1/21	446,000	459,924
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	802,000	833,847
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	900,000	946,190
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	1,347,000	1,377,308
		7,647,265
Consumer cyclicals (3.9%)
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,116,000	1,113,055
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
2.00%, 4/11/21	1,245,000	1,228,620
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22	765,000	776,475
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22	1,000,000	1,021,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24	483,000	487,830
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	869,000	879,863
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	1,171,000	1,223,695
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	195,000	194,756
Iron Mountain US Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.375%, 6/1/26 R	876,000	867,240
Iron Mountain, Inc. company guaranty sr. unsec. notes
6.00%, 8/15/23 R	500,000	512,813

26 Fixed Income Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (28.9%)* cont.	amount	Value
Consumer cyclicals cont.
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	$680,000	$669,800
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21	220,000	226,875
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	1,121,000	1,203,674
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 11/15/22	565,000	578,306
Lennar Corp. company guaranty sr. unsec. unsub. notes
4.75%, 4/1/21	500,000	509,030
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	755,000	781,425
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	1,200,000	1,206,000
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. notes 5.25%, 2/15/22	510,000	516,375
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	450,000	448,875
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	1,139,000	1,201,645
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	824,000	842,540
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	1,140,000	1,152,494
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	1,135,000	1,173,306
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	684,250
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	1,148,000	1,198,466
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	437,213
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26	826,000	839,423
		21,975,294
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	1,130,000	1,134,238
Ashtead Capital, Inc. 144A company guaranty notes
5.625%, 10/1/24	1,128,000	1,168,890
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24	780,000	797,550
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	851,000	863,765
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	517,575
Mead Johnson Nutrition Co. company guaranty sr. unsec. unsub.
notes 3.00%, 11/15/20	1,875,000	1,880,232
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	441,525
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	749,050
		7,552,825
Energy (4.5%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	469,350
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	1,583,000	1,601,284

Fixed Income Absolute Return Fund 27

	Principal
CORPORATE BONDS AND NOTES (28.9%)* cont.	amount	Value
Energy cont.
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
2.315%, 2/13/20 (United Kingdom)	$472,000	$470,107
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	620,000	618,022
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	1,119,000	1,205,723
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	930,000	969,525
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	664,108
Concho Resources, Inc. company guaranty sr. unsec. notes
4.375%, 1/15/25	831,000	857,373
Energy Transfer Partners LP company guaranty sr. unsec. notes
7.50%, 10/15/20	990,000	1,052,935
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.875%, 1/15/24	1,136,000	1,240,024
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	501,000	475,950
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	892,000	886,947
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	1,591,000	1,626,798
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	790,000	862,601
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	1,035,000	1,116,825
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	410,388
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	244,000	272,255
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	488,000	525,210
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	273,000	289,380
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	126,000	129,465
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	956,000	200,760
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	925,000	941,564
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,300,000	1,328,831
Range Resources Corp. company guaranty sr. unsec. notes
5.00%, 3/15/23	2,004,000	1,949,652
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 2.125%, 5/11/20 (Netherlands)	2,000,000	1,989,322
Shell International Finance BV company guaranty sr. unsec. unsub.
notes 1.875%, 5/10/21 (Netherlands)	29,000	28,601
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	556,000	566,425
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	668,073
Total Capital International SA company guaranty sr. unsec. unsub.
notes 2.75%, 6/19/21 (France)	670,000	672,381
Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24	839,000	884,281
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	203,000	211,120
		25,185,280

28 Fixed Income Absolute

	Principal
CORPORATE BONDS AND NOTES (28.9%)* cont.	amount	Value
Financials (8.4%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	$795,000	$790,544
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	540,000	691,200
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,310,254
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	1,096,000	1,203,627
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,411,675
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%,
4/13/21 (Canada)	865,000	872,677
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	1,485,000	1,474,263
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 4.25%, 1/15/21	1,655,000	1,702,545
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,763,698
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20	2,040,000	2,047,433
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,124,703
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	1,974,796
Commonwealth Bank of Australia 144A unsec. notes 2.20%,
11/9/20 (Australia)	3,635,000	3,600,464
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	1,146,000	1,170,353
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25	834,000	877,785
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	425,000	448,826
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)	437,000	459,943
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	1,338,000	1,333,076
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	975,000	984,750
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%,
perpetual maturity	819,000	859,950
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	482,000	480,531
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT,
3.086%, 4/26/21	3,180,000	3,187,972
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	1,340,000	1,329,925
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22	1,338,000	1,331,176
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	845,000	839,275
Protective Life Global Funding 144A notes 2.262%, 4/8/20	780,000	776,624
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	532,000	547,295
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R	1,748,000	1,752,370
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	1,510,000	1,496,597
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,060,105
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,237,079
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	1,325,000	1,318,625

Fixed Income Absolute Return Fund 29

	Principal
CORPORATE BONDS AND NOTES (28.9%)* cont.	amount	Value
Financials cont.
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	$803,000	$830,829
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes
8.00%, 10/15/23	6,345	6,948
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,784,000	1,780,226
Westpac Banking Corp. sr. unsec. unsub. notes 2.65%,
1/25/21 (Australia)	2,285,000	2,280,112
		47,358,251
Health care (2.4%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22	1,883,000	1,948,905
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	801,000	839,048
Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21	765,000	777,431
HCA, Inc. company guaranty sr. notes 4.75%, 5/1/23	1,155,000	1,206,837
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	442,000	451,282
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20	154,000	153,218
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21	842,000	833,721
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	1,560,000	1,551,372
Service Corp. International sr. unsec. notes 5.375%, 1/15/22	1,674,000	1,688,648
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	819,000	840,589
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	765,000	790,819
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes zero %, 4/15/24 (Israel)	472,000	480,374
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	895,661
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	829,000	855,943
		13,313,848
Technology (2.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	2,762,000	2,826,801
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	400,726
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	4,336,000	4,312,721
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	892,000	886,652
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,623,931
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,336,560
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	51,000	58,214
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,331,067
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	1,190,000	1,148,350
		13,925,022
Utilities and power (0.7%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	645,000	670,800
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	1,163,000	1,177,538
Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22	765,000	772,650
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	837,000	854,786
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28	675,000	714,805
		4,190,579
Total corporate bonds and notes (cost $162,081,166)		$163,208,142

30 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (5.9%)*c	amount	Value
Basic materials (0.5%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 3.00%), 5.601%, 1/31/24	$285,000	$283,634
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.00%), 5.583%, 9/6/24	292,000	280,685
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.989%, 3/1/26	1,000,000	997,500
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.233%, 11/15/23	1,080,000	1,072,980
		2,634,799
Capital goods (0.8%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.25%), 4.664%, 11/10/23	1,075,591	1,077,697
Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR
USD 3 Month + 2.00%), 4.481%, 10/1/22	698,719	697,173
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.233%, 3/31/24	668,627	669,358
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 5.483%, 5/31/25	594,176	588,680
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 3/28/25	415,688	399,840
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD
3 Month + 2.50%), 4.983%, 5/30/25	252,306	251,094
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD
3 Month + 2.50%), 4.983%, 6/9/23	932,709	929,141
		4,612,983
Communication services (1.1%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 4.723%, 1/15/26	997,500	994,175
Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month
+ 3.00%), 5.483%, 8/4/22	735,720	737,712
CenturyLink, Inc. bank term loan FRN Ser. B, 5.233%, 1/31/25	467,268	464,129
Charter Communications Operating, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 4/30/25	755,438	757,007
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.723%, 7/17/25	830,525	826,632
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA
LIBOR USD 3 Month + 3.75%), 6.229%, 11/27/23	1,019,814	1,013,122
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.50%), 5.00%, 2/3/24	490,000	475,096
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.737%, 8/19/23	991,156	973,811
		6,241,684
Consumer cyclicals (1.7%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.25%), 4.733%, 2/28/25	1,530,717	1,522,681
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 6.633%, 5/5/24	451,284	449,779
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.75%, 4/17/24	649,930	648,847
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.75%), 5.229%, 10/4/23	1,036,299	1,037,779

Fixed Income Absolute Return Fund 31

	Principal
SENIOR LOANS (5.9%)*c cont.	amount	Value
Consumer cyclicals cont.
Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 5.233%, 4/25/24	$403,875	$403,370
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, (BBA
LIBOR USD 3 Month + 2.17%), 3.701%, 10/25/23	639,438	641,569
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.233%, 1/31/25	272,778	273,460
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 5.233%, 8/14/24	1,584,699	1,580,737
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.50%), 6.101%, 7/10/25	964,528	968,550
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 5.483%, 1/27/24	757,897	757,139
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 5.483%, 12/27/20	60,808	60,751
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA
LIBOR USD 3 Month + 2.75%), 5.233%, 3/15/24	708,310	681,305
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.601%, 7/24/24	492,500	476,494
		9,502,461
Consumer staples (0.4%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.733%, 2/17/24	980,000	977,141
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.823%, 6/21/24	736,875	722,367
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.733%, 2/14/21	408,500	406,202
		2,105,710
Energy (—%)
Ascent Resources — Marcellus, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.50%), 8.984%, 3/30/23	115,000	114,808
		114,808
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.00%), 4.487%, 12/22/24	634,773	633,186
		633,186
Health care (0.5%)
CHS/Community Health Systems, Inc. bank term loan FRN Ser. H,
(BBA LIBOR USD 3 Month + 3.25%), 5.879%, 1/27/21	—	—
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.25%), 4.674%, 1/31/25	490,000	490,390
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.50%), 4.999%, 8/18/22	1,025,063	1,018,290
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.25%), 4.285%, 2/3/24	1,075,838	1,077,451
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.733%, 6/1/25	347,900	341,051
		2,927,182
Technology (0.4%)
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month +
2.00%), 4.49%, 7/10/22	571,218	571,147
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month +
2.75%), 5.243%, 2/1/22	426,541	426,275

32 Fixed Income Absolute Return Fund

	Principal
SENIOR LOANS (5.9%)*c cont.	amount	Value
Technology cont.
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.738%, 11/3/23	$775,125	$733,324
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 1.75%), 4.093%, 4/29/23	460,350	456,034
		2,186,780
Utilities and power (0.4%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA
LIBOR USD 3 Month + 2.50%), 4.983%, 1/15/25	799,875	799,075
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.00%), 4.483%, 8/4/23	859,768	860,127
Vistra Operations Co., LLC bank term loan FRN Ser. B2, (BBA LIBOR
USD 3 Month + 2.25%), 4.733%, 12/14/23	746,183	747,582
		2,406,784
Total senior loans (cost $32,690,002)		$33,366,377

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (4.4%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		$385,000	$270,463
Argentina (Republic of) sr. unsec. unsub. notes 4.625%,
1/11/23 (Argentina)		195,000	143,569
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		540,000	367,875
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		1,840,000	1,844,832
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		200,000	202,250
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		795,000	526,688
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		405,000	293,625
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	1,296,000	1,574,751
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	981,000	1,160,586
Hellenic (Republic of) sr. unsec. notes 3.375%, 2/15/25 (Greece)	EUR	850,000	988,406
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	57,000	61,231
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	406,000	446,235
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	76,000	84,486
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	99,000	110,821
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	260,000	292,412
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	1,334,000	1,512,120
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	1,816,973	2,077,148
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	2,242,206	2,583,314

Fixed Income Absolute Return Fund 33

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (4.4%)* cont.		amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	206,000	$239,811
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	548,000	637,778
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	75,000	87,656
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	40,000	46,996
Hellenic (Republic of) unsec. bonds 3.90%, 1/30/33 (Greece)	EUR	500,000	565,702
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)		$585,000	$647,885
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	319,492
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,290,000	1,294,827
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		755,000	685,163
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,291,000	1,419,542
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		450,000	465,278
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%,
3/21/29 (Russia)		1,200,000	1,197,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		565,000	544,519
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		200,000	202,726
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%,
10/27/27 (Uruguay)		1,980,000	2,069,100
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		431,000	123,913
Total foreign government and agency bonds and notes (cost $23,101,972)			$25,088,200

	Principal
ASSET-BACKED SECURITIES (3.1%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.277%, 11/25/50	$1,227,000	$1,227,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1,
Class A, (1 Month US LIBOR + 0.85%), 3.327%, 11/25/51	1,585,000	1,585,000
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 2/24/20	3,338,000	3,338,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 9/24/19	4,594,000	4,594,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 7/24/19	2,717,000	2,717,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
zero %, 6/24/20	2,804,000	2,804,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	1,000,000	1,005,000
Total asset-backed securities (cost $17,264,999)		$17,270,000

34 Fixed Income Absolute Return Fund

PURCHASED SWAP OPTIONS OUTSTANDING (1.7%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$5,212,600	$428,945
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		5,212,600	384,221
Citibank, N.A.
2.226/3 month USD-LIBOR-BBA/May-24	May-19/2.226		52,087,700	64,589
(2.406)/3 month USD-LIBOR-BBA/May-24	May-19/2.406		52,087,700	60,422
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	251,015
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	222,663
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	33,536,800	145,946
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	33,536,800	82,377
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458		$46,499,300	34,874
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658		92,998,500	9,300
(2.3975)/3 month USD-LIBOR-BBA/May-24	May-19/2.3975		52,087,700	3,125
2.1975/3 month USD-LIBOR-BBA/May-24	May-19/2.1975		52,087,700	521
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		16,410,700	1,108,379
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	10,899,000	948,363
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	4,348,000	789,784
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$13,128,600	707,238
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	6,661,600	444,488
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$4,467,000	245,506
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	238,895
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	205,571
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	200,122
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		16,410,700	167,717
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	6,661,600	151,973
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$13,128,600	21,925
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		32,821,400	2,298
Morgan Stanley & Co. International PLC
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		78,910,100	453,733
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	404,789
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	399,717
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	399,683
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	315,453
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	310,886
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	168,353
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		8,782,100	167,914
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		32,821,400	2,296
Total purchased swap options outstanding (cost $9,177,436)				$9,543,081

Fixed Income Absolute Return Fund 35

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$11,909,758	GBP	9,133,250	$20,914
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.19	16,000,000		$16,000,000	50,624
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.71	16,000,000		16,000,000	45,000
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.07	16,000,000		16,000,000	35,824
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.52	16,000,000		16,000,000	30,544
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.21	16,000,000		16,000,000	3,750
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.02	16,000,000		16,000,000	1,440
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.69	16,000,000		16,000,000	16
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.57	16,000,000		16,000,000	16
Total purchased options outstanding (cost $392,449)					$188,128

	Principal
CONVERTIBLE BONDS AND NOTES (0.9%)*	amount	Value
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	$36,000	$33,970
Fortive Corp. 144A cv. company guaranty sr. unsec. notes
0.875%, 2/15/22	131,000	138,208
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	77,000	84,090
		256,268
Communication services (0.1%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	58,000	65,151
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	125,000	114,664
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	101,000	113,647
Intelsat SA 144A cv. company guaranty sr. unsec. notes 4.50%,
6/15/25 (Luxembourg)	26,000	36,006
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	44,000	66,453
		395,921
Consumer cyclicals (0.1%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	49,010	72,538
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	64,000	71,430
FTI Consulting, Inc. 144A cv. sr. unsec. notes 2.00%, 8/15/23	54,000	57,854
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	97,000	113,286
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	59,000	70,562

36 Fixed Income Absolute Return Fund

	Principal
CONVERTIBLE BONDS AND NOTES (0.9%)* cont.	amount	Value
Consumer cyclicals cont.
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	$106,000	$124,609
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes
1.50%, 9/15/22	86,000	84,182
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	125,000	142,410
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	36,000	33,397
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	46,000	54,923
		825,191
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	94,000	89,888
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22	56,000	86,975
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	63,000	62,988
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	58,000	90,336
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	75,000	68,355
		398,542
Energy (—%)
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	68,000	61,665
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	58,000	55,456
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes
0.50%, 1/30/23	54,000	57,814
		174,935
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	55,000	56,031
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub.
notes 3.25%, 3/15/22	46,000	42,349
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	48,000	55,678
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	68,000	68,163
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	28,000	27,073
		249,294
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24	68,000	69,906
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	45,000	49,232
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	109,000	113,496
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	51,000	57,283
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	46,000	49,583
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	47,000	53,554
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	38,000	42,184
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes
1.50%, 8/15/24 (Ireland)	115,000	109,250
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	37,000	44,788
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22	56,000	55,895
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	56,000	56,461

Fixed Income Absolute Return Fund 37

	Principal
CONVERTIBLE BONDS AND NOTES (0.9%)* cont.	amount	Value
Health care cont.
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes
1.75%, 2/15/26	$39,000	$40,547
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	61,000	80,575
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec.
notes 1.625%, 6/15/23	51,000	55,394
		878,148
Technology (0.3%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	137,000	145,018
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	28,000	32,586
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	79,000	85,074
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	53,000	62,246
Five9, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/23	28,000	39,664
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	60,000	68,267
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	66,000	69,960
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	36,000	48,848
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	27,000	27,913
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes
0.25%, 3/15/24	46,000	57,135
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	67,000	78,128
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	84,000	83,131
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	96,000	126,297
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	124,000	140,549
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	104,000	118,538
Rapid7, Inc. 144A cv. sr. unsec. notes 1.25%, 8/1/23	29,000	41,920
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	147,000	171,157
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	118,000	113,886
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	49,000	54,861
Viavi Solutions, Inc. 144A cv. sr. unsec. notes 1.75%, 6/1/23	54,000	62,430
Vocera Communications, Inc. 144A cv. sr. unsec. notes
1.50%, 5/15/23	24,000	28,224
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)	50,000	58,803
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	98,000	145,455
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	58,000	87,233
		1,947,323
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	56,000	55,825
		55,825
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	98,000	110,295
		110,295
Total convertible bonds and notes (cost $5,266,163)		$5,291,742

SHORT-TERM INVESTMENTS (18.1%)*	Principal amount	Value
Bell Canada, Inc. commercial paper 2.706%, 5/1/19	$2,750,000	$2,749,796
Eastman Chemical Co. commercial paper 2.738%, 5/1/19	2,750,000	2,749,800
Mohawk Industries, Inc. commercial paper 2.726%, 5/16/19	2,750,000	2,746,753

38 Fixed Income Absolute Return Fund

	Principal amount/
SHORT-TERM INVESTMENTS (18.1%)* cont.		shares	Value
Northrop Grumman Corp. commercial paper 2.726%, 5/15/19		$2,750,000	$2,746,975
Nutrien, Ltd. commercial paper 2.713%, 5/2/19		2,750,000	2,749,594
Putnam Short Term Investment Fund 2.60% L	Shares	77,216,877	77,216,877
State Street Institutional U.S. Government Money Market Fund,
Premier Class 2.37% P	Shares	550,000	550,000
U.S. Treasury Bills 2.547%, 6/13/19 # ∆ §		$3,081,000	3,072,204
U.S. Treasury Bills 2.533%, 6/6/19 # ∆		1,453,000	1,449,542
U.S. Treasury Bills 2.528%, 6/20/19 ∆ §		1,166,000	1,162,145
U.S. Treasury Bills 2.473%, 7/25/19 ∆ §		1,649,000	1,639,795
U.S. Treasury Bills 2.466%, 7/18/19 ∆ §		1,907,000	1,897,192
U.S. Treasury Bills 2.460%, 8/1/19 ∆ §		511,000	507,900
U.S. Treasury Bills 2.455%, 5/16/19 ∆		667,000	666,333
Total short-term investments (cost $101,904,796)			$101,904,906

TOTAL INVESTMENTS
Total investments (cost $819,549,226)			$822,431,138

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Fixed Income Absolute Return Fund 39

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $563,845,814.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $153,614 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,140,427 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,683,972 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $141,588,089 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

40 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $192,549,691) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/19	$2,239,137	$2,263,809	$(24,672)
	Canadian Dollar	Buy	7/17/19	1,419,309	1,413,494	5,815
	Euro	Sell	6/19/19	2,197,294	2,269,528	72,234
	Hong Kong Dollar	Buy	5/15/19	157,815	157,913	(98)
	Hong Kong Dollar	Sell	5/15/19	157,815	157,907	92
	Japanese Yen	Buy	5/15/19	1,404,041	1,419,870	(15,829)
	Japanese Yen	Sell	5/15/19	1,404,041	1,417,913	13,872
	Japanese Yen	Sell	8/21/19	1,378	1,376	(2)
	Norwegian Krone	Buy	6/19/19	1,425,384	1,439,895	(14,511)
	Swedish Krona	Sell	6/19/19	58,799	60,744	1,945
Barclays Bank PLC
	Australian Dollar	Buy	7/17/19	1,640,457	1,657,886	(17,429)
	Canadian Dollar	Sell	7/17/19	4,153,298	4,187,904	34,606
	Euro	Sell	6/19/19	3,361,315	3,439,701	78,386
	Hong Kong Dollar	Buy	5/15/19	98,618	98,660	(42)
	Hong Kong Dollar	Sell	5/15/19	98,618	98,912	294
	Japanese Yen	Buy	5/15/19	1,402,674	1,418,494	(15,820)
	Japanese Yen	Sell	5/15/19	1,402,674	1,441,849	39,175
	Norwegian Krone	Buy	6/19/19	2,965,954	2,995,215	(29,261)
	Swedish Krona	Buy	6/19/19	1,395,117	1,419,736	(24,619)
Citibank, N.A.
	Australian Dollar	Buy	7/17/19	3,422,656	3,460,849	(38,193)
	Canadian Dollar	Sell	7/17/19	2,049,838	2,059,156	9,318
	Euro	Sell	6/19/19	3,039,228	3,097,017	57,789
	Japanese Yen	Buy	5/15/19	4,865,077	4,869,926	(4,849)
	Japanese Yen	Sell	5/15/19	4,865,077	4,988,470	123,393
	Japanese Yen	Sell	8/21/19	3,489,289	3,478,561	(10,728)
	New Zealand Dollar	Buy	7/17/19	614,609	621,721	(7,112)
	Norwegian Krone	Buy	6/19/19	26,965	27,065	(100)
Credit Suisse International
	Australian Dollar	Buy	7/17/19	2,764,863	2,795,669	(30,806)
	Euro	Sell	6/19/19	2,511,386	2,560,843	49,457
	Japanese Yen	Buy	5/15/19	709,171	707,192	1,979
	Japanese Yen	Sell	5/15/19	709,171	729,732	20,561
Goldman Sachs International
	Australian Dollar	Buy	7/17/19	2,072,323	2,111,468	(39,145)
	Euro	Sell	6/19/19	2,931,001	2,988,960	57,959
	Japanese Yen	Buy	5/15/19	2,010,561	2,002,775	7,786
	Japanese Yen	Sell	5/15/19	2,010,561	2,064,277	53,716
	Japanese Yen	Sell	8/21/19	2,026,173	2,018,427	(7,746)
	New Zealand Dollar	Buy	7/17/19	634,875	640,382	(5,507)
	Norwegian Krone	Buy	6/19/19	7,740,698	7,808,519	(67,821)
	Swedish Krona	Buy	6/19/19	1,351,876	1,390,434	(38,558)

Fixed Income Absolute Return Fund 41

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $192,549,691) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/19	$3,160,075	$3,195,164	$(35,089)
	British Pound	Buy	6/19/19	1,938,246	1,977,746	(39,500)
	Canadian Dollar	Sell	7/17/19	2,093,439	2,102,403	8,964
	Chinese Yuan (Offshore)	Buy	5/15/19	921,513	916,058	5,455
	Chinese Yuan (Offshore)	Sell	5/15/19	921,513	923,211	1,698
	Euro	Sell	6/19/19	3,437,558	3,540,162	102,604
	Japanese Yen	Buy	5/15/19	1,402,674	1,418,500	(15,826)
	Japanese Yen	Sell	5/15/19	1,402,674	1,432,104	29,430
	Norwegian Krone	Sell	6/19/19	546,995	548,963	1,968
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/19	2,793,042	2,806,988	13,946
	British Pound	Buy	6/19/19	3,874,922	3,944,557	(69,635)
	Canadian Dollar	Sell	7/17/19	3,052,359	3,063,446	11,087
	Euro	Buy	6/19/19	2,814,441	2,753,553	60,888
	Japanese Yen	Buy	5/15/19	2,815,629	2,832,008	(16,379)
	Japanese Yen	Sell	5/15/19	2,815,629	2,861,018	45,389
	New Zealand Dollar	Buy	7/17/19	1,432,683	1,398,765	33,918
	Norwegian Krone	Buy	6/19/19	4,928,009	4,979,071	(51,062)
	Swedish Krona	Sell	6/19/19	1,278,344	1,317,121	38,777
	Swiss Franc	Buy	6/19/19	44,267	42,009	2,258
NatWest Markets PLC
	Australian Dollar	Buy	7/17/19	6,317,820	6,388,035	(70,215)
	Canadian Dollar	Sell	7/17/19	1,375,782	1,378,351	2,569
	Euro	Sell	6/19/19	5,822,474	5,921,686	99,212
	Japanese Yen	Buy	5/15/19	2,112,979	2,105,376	7,603
	Japanese Yen	Sell	5/15/19	2,112,979	2,133,451	20,472
	Japanese Yen	Sell	8/21/19	1,651,875	1,645,459	(6,416)
	Norwegian Krone	Sell	6/19/19	1,353,872	1,362,779	8,907
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/19	1,353,440	1,368,210	(14,770)
	British Pound	Sell	6/19/19	2,645,248	2,646,005	757
	Canadian Dollar	Sell	7/17/19	999,828	1,002,523	2,695
	Euro	Sell	6/19/19	4,299,650	4,370,652	71,002
	Japanese Yen	Buy	5/15/19	4,026,421	4,011,293	15,128
	Japanese Yen	Sell	5/15/19	4,026,421	4,117,858	91,437
	Japanese Yen	Sell	8/21/19	4,057,686	4,042,856	(14,830)
	New Zealand Dollar	Sell	7/17/19	265,669	271,830	6,161
	Norwegian Krone	Buy	6/19/19	2,917,877	2,946,457	(28,580)
	Swedish Krona	Sell	6/19/19	1,676,649	1,719,349	42,700
UBS AG
	Australian Dollar	Buy	7/17/19	4,052,411	4,095,268	(42,857)
	Canadian Dollar	Sell	7/17/19	1,383,336	1,389,378	6,042
	Euro	Sell	6/19/19	4,558,334	4,631,439	73,105
	Japanese Yen	Buy	5/15/19	4,154,961	4,144,790	10,171

42 Fixed Income Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/19 (aggregate face value $192,549,691) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	Japanese Yen	Sell	5/15/19	$4,154,961	$4,227,360	$72,399
	Japanese Yen	Sell	8/21/19	2,763,299	2,752,366	(10,933)
WestPac Banking Corp.
	Australian Dollar	Sell	7/17/19	63,914	46,409	(17,505)
	Canadian Dollar	Sell	7/17/19	132,223	132,749	526
	Euro	Sell	6/19/19	3,788,476	3,862,666	74,190
Unrealized appreciation						1,589,835
Unrealized (depreciation)						(826,445)
Total						$763,390

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Schatz 2 yr (Short)	74	$9,289,181	$9,289,186	Jun-19	$(3,735)
U.K. Gilt 10 yr (Short)	12	1,992,303	1,992,304	Jun-19	(6,729)
U.S. Treasury Bond Ultra 30 yr (Long)	26	4,271,313	4,271,313	Jun-19	20,313
U.S. Treasury Note 2 yr (Long)	89	18,957,695	18,957,695	Jun-19	40,328
U.S. Treasury Note 5 yr (Short)	150	17,346,094	17,346,094	Jun-19	(69,141)
U.S. Treasury Note Ultra 10 yr (Long)	16	2,108,500	2,108,500	Jun-19	9,500
Unrealized appreciation					70,141
Unrealized (depreciation)					(79,605)
Total					$(9,464)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $7,269,454) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
(2.316)/3 month USD-LIBOR-BBA/May-24	May-19/2.316		$26,043,800	$72,402
2.316/3 month USD-LIBOR-BBA/May-24	May-19/2.316		26,043,800	73,183
Goldman Sachs International
(2.2975)/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		26,043,800	13,543
2.2975/3 month USD-LIBOR-BBA/May-24	May-19/2.2975		26,043,800	40,628
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558		139,497,800	44,639
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	33,536,800	212,900
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	221,669
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	242,083
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$65,642,800	656
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		16,410,700	32,329
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	313,062
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$16,410,700	369,405

Fixed Income Absolute Return Fund 43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $7,269,454) (Unaudited) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	$415,683
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	461,150
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	1,021,730
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	11,912,000	1,618,892
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$65,642,800	656
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		6,387,000	61,379
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	64,956
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	99,349
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	102,462
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	122,485
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	126,246
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		78,910,100	145,195
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		6,387,000	177,814
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		6,387,000	178,964
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		78,910,100	288,811
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,450,300	320,843
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00		3,450,300	321,223
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00		3,450,300	330,403
Total				$7,494,740

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $115,625) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/$100.21	$16,000,000	$16,000,000	$17,500
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.02	16,000,000	16,000,000	12,336
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.69	16,000,000	16,000,000	8,480
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.71	16,000,000	16,000,000	7,500
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.57	16,000,000	16,000,000	4,592
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.52	16,000,000	16,000,000	4,496

44 Fixed Income Absolute Return Fund

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $115,625) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/$100.19	$16,000,000	$16,000,000	$480
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.07	16,000,000	16,000,000	192
Total				$55,576

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		$8,687,600	$(339,685)	$(87,745)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		8,687,600	(339,685)	(102,427)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	55,806
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(43,279)
Citibank, N.A.
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		$1,026,000	(132,098)	(22,285)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(43,010)
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		8,687,600	(339,685)	(89,135)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		8,687,600	(339,685)	(101,211)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		1,709,900	(137,048)	(9,319)
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		1,709,900	(118,496)	(11,850)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(26,959)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		1,709,900	(155,601)	(28,692)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		1,709,900	(137,048)	(29,889)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(31,619)

Fixed Income Absolute Return Fund 45

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	$(207,376)	$73,006
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		$1,709,900	$(98,832)	$(10,721)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	(21,341)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(25,905)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	(49,576)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(73,788)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(282,627)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		5,212,600	(727,809)	(371,815)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	55,653
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(26,296)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	(36,197)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(90,990)
Unrealized appreciation					184,465
Unrealized (depreciation)					(1,616,676)
Total					$(1,432,211)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/19 (proceeds receivable $122,340,527) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 6/1/49	$6,000,000	6/13/19	$6,238,594
Federal National Mortgage Association, 4.50%, 5/1/49	6,000,000	5/13/19	6,242,344
Federal National Mortgage Association, 4.00%, 5/1/49	53,000,000	5/13/19	54,387,111
Federal National Mortgage Association, 3.50%, 5/1/49	55,000,000	5/13/19	55,494,141
Total			$122,362,190

46 Fixed Income Absolute Return Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
ILS	3,190,000	$53	$—	3/19/24	3 month ILS-	1.035% — Annually	$872
					TELBOR03 —
					Quarterly
ILS	28,776,000	5,359	—	3/20/24	3 month ILS-	1.02% — Annually	1,721
					TELBOR03 —
					Quarterly
Upfront premium received			—		Unrealized appreciation		2,593
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$2,593

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,995,000	$115,834 E	$(56)	2/27/28	3 month USD-	3.11% —	$115,778
				LIBOR-BBA —	Semiannually
				Quarterly
5,929,000	121,254 E	(67)	3/7/28	3 month USD-	3.05125% —	121,187
				LIBOR-BBA —	Semiannually
				Quarterly
2,637,000	339,725	(90)	11/8/48	3 month USD-	3.312% —	365,162
				LIBOR-BBA —	Semiannually
				Quarterly
16,410,700	829,610	(232)	1/3/29	3.065% —	3 month USD-	(961,582)
				Semiannually	LIBOR-BBA —
					Quarterly
9,058,700	468,208	(128)	3/4/29	3 month USD-	3.073% —	473,989
				LIBOR-BBA —	Semiannually
				Quarterly
49,232,100	100,286	(24,735)	1/22/20	3 month USD-	2.86% —	434,409
				LIBOR-BBA —	Semiannually
				Quarterly
49,232,100	221,151 E	23,446	1/22/21	2.77% —	3 month USD-	(197,705)
				Semiannually	LIBOR-BBA —
					Quarterly
1,493,800	7,418 E	(8)	2/2/24	3 month USD-	2.5725% —	7,410
				LIBOR-BBA —	Semiannually
				Quarterly
3,866,300	16,034 E	(22)	2/2/24	2.528% —	3 month USD-	(16,055)
				Semiannually	LIBOR-BBA —
					Quarterly
2,363,100	39,700	(31)	2/13/29	2.6785% —	3 month USD-	(39,859)
				Semiannually	LIBOR-BBA —
					Quarterly
53,098,000	728,823 E	(313,530)	6/19/26	3 month USD-	2.60% —	415,292
				LIBOR-BBA —	Semiannually
				Quarterly

Fixed Income Absolute Return Fund 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$352,289,700	$1,387,317 E	$1,845,880	6/19/21	2.55% —	3 month USD-	$458,563
				Semiannually	LIBOR-BBA —
					Quarterly
248,682,900	2,140,911 E	3,164,510	6/19/24	2.50% —	3 month USD-	1,023,599
				Semiannually	LIBOR-BBA —
					Quarterly
68,864,800	956,119 E	(1,660,934)	6/19/29	3 month USD-	2.65% —	(704,815)
				LIBOR-BBA —	Semiannually
				Quarterly
1,016,900	21,357 E	51,430	6/19/49	2.80% —	3 month USD-	30,073
				Semiannually	LIBOR-BBA —
					Quarterly
8,093,300	65,685 E	(1,638)	12/2/23	3 month USD-	2.536% —	64,047
				LIBOR-BBA —	Semiannually
				Quarterly
2,798,000	13,766 E	(478)	2/2/24	3 month USD-	2.57% —	13,288
				LIBOR-BBA —	Semiannually
				Quarterly
625,578	15,900 E	(9)	3/5/30	3 month USD-	2.806% —	15,891
				LIBOR-BBA —	Semiannually
				Quarterly
1,997,100	22,611 E	(28)	3/16/30	2.647% —	3 month USD-	(22,639)
				Semiannually	LIBOR-BBA —
					Quarterly
10,035,000	49,804 E	90,021	6/19/29	2.55% —	3 month USD-	40,217
				Semiannually	LIBOR-BBA —
					Quarterly
32,801,000	127,924 E	(89,332)	6/19/24	2.40% —	3 month USD-	(217,256)
				Semiannually	LIBOR-BBA —
					Quarterly
29,306,000	128,683 E	(29,612)	3/21/29	3 month USD-	2.776% —	99,070
				LIBOR-BBA —	Semiannually
				Quarterly
1,496,300	24,774 E	(51)	3/28/52	2.67% —	3 month USD-	24,723
				Semiannually	LIBOR-BBA —
					Quarterly
27,085,600	153,548	(256)	4/10/24	3 month USD-	2.20% —	(159,871)
				LIBOR-BBA —	Semiannually
				Quarterly
22,571,300	233,952	(320)	4/16/29	3 month USD-	2.375% —	(236,397)
				LIBOR-BBA —	Semiannually
				Quarterly
5,041,000	434 E	(28)	2/2/24	3 month USD-	2.3075% —	405
				LIBOR-BBA —	Semiannually
				Quarterly
7,399,600	2,064 E	(41)	2/9/24	3 month USD-	2.32% —	2,023
				LIBOR-BBA —	Semiannually
				Quarterly

48 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$1,867,000	$2,952 E	$(64)	11/29/53	2.793% —	3 month USD-	$(3,015)
					Semiannually	LIBOR-BBA —
						Quarterly
	17,119,500	274	(162)	5/1/24	3 month USD-	2.3225% —	112
					LIBOR-BBA —	Semiannually
					Quarterly
	13,879,000	21,735	(184)	5/1/29	2.5095% —	3 month USD-	(21,919)
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	69,096,000	548,466 E	50,319	6/19/24	1.90% —	6 month AUD-	(498,147)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	3,698,000	41,976 E	5,343	6/19/29	2.25% —	6 month AUD-	(36,633)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	6,477,000	49,385	(61)	3/20/29	6 month AUD-	2.1825% —	50,663
					BBR-BBSW —	Semiannually
					Semiannually
CAD	6,054,000	19,730	(19)	11/2/22	3 month CAD-	2.02% —	15,693
					BA-CDOR —	Semiannually
					Semiannually
CAD	6,054,000	24,655	(19)	11/14/22	3 month CAD-	2.0525% —	21,752
					BA-CDOR —	Semiannually
					Semiannually
CAD	3,661,000	19,654 E	14,115	6/19/29	2.25% —	3 month CAD-	(5,539)
					Semiannually	BA-CDOR —
						Semiannually
CAD	29,241,000	77,943 E	46,106	6/19/24	2.00% —	3 month CAD-	(31,837)
					Semiannually	BA-CDOR —
						Semiannually
CAD	6,391,000	22,202	(63)	3/19/29	2.208% —	3 month CAD-	(23,279)
					Semiannually	BA-CDOR —
						Semiannually
CHF	13,253,000	66,984 E	(52)	9/21/21	—	0.046% plus 6	(67,035)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	7,639,000	83,119 E	(11,321)	6/19/29	6 month CHF-	0.20% —	71,798
					LIBOR-BBA —	Annually
					Semiannually
CHF	22,050,000	86,062 E	26,179	6/19/24	—	0.30% plus 6	(59,882)
						month CHF-
						LIBOR-BBA —
						Semiannually
CZK	108,456,000	36,772	(63)	3/19/29	1.948% —	6 month CZK-	37,470
					Annually	PRIBOR —
						Semiannually
CZK	505,981,000	76,446	(83)	3/27/21	6 month CZK-	2.03% —	(77,249)
					PRIBOR —	Annually
					Semiannually

Fixed Income Absolute Return Fund 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	6,379,000	$14,295	$(25)	2/18/20	—	0.124% plus	$(17,602)
						1 Day Euribor
						rate — Annually
EUR	6,379,000	15,461	(25)	2/18/20	—	0.104% plus	(19,056)
						1 Day Euribor
						rate — Annually
EUR	15,267,000	175,961	(134)	5/4/22	0.21% —	6 month EUR-	(234,585)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	4,398,000	225,177 E	(37)	10/27/27	1.61375% —	6 month EUR-	(225,215)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	3,996,000	233,709 E	(55)	2/27/28	1.815% —	6 month EUR-	(233,765)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	11,896,000	60,709 E	(52)	9/21/21	6 month	0.354% —	60,657
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	757,000	28,375 E	(29)	11/29/58	1.484% —	6 month EUR-	(28,404)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,029,500	64,487 E	(40)	2/19/50	6 month	1.354% —	64,447
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,137,000	40,839 E	(43)	3/11/50	1.267% —	6 month EUR-	(40,882)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,150,600	22,327 E	(44)	3/12/50	1.2115% —	6 month EUR-	(22,371)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	24,000	89 E	59	6/19/24	0.12% —	6 month EUR-	(30)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	44,572,000	329,697 E	171,083	6/19/29	6 month	0.60% —	519,706
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	7,704,000	34,658	(70)	3/21/24	0.106% —	6 month EUR-	(38,038)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

50 Fixed Income Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	16,614,000	$115,812 E	$(211)	3/21/29	1.104% —	6 month EUR-	$(116,023)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,295,500	13,480 E	(50)	3/26/50	1.113% —	6 month EUR-	13,430
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,120,200	275 E	(42)	11/29/58	6 month	1.343% —	(318)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	913,900	18,486	(17)	4/16/29	1.52% —	6 month GBP-	(18,782)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	2,026,000	4,132 E	15,423	6/19/29	6 month GBP-	1.35% —	11,292
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	4,186,000	1,665 E	19,382	6/19/24	6 month GBP-	1.20% —	17,718
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	913,900	2,368	(16)	5/1/29	6 month GBP-	1.336% —	(2,384)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	726,000,000	28,057	(26)	12/19/22	6 month JPY-	0.09% —	30,294
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	59,360	(24)	12/19/27	0.29% —	6 month JPY-	(62,918)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	726,000,000	39,313	(53)	1/15/23	6 month JPY-	0.135% —	41,630
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	80,557	(43)	1/15/28	0.365% —	6 month JPY-	(83,984)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	726,000,000	43,425	(55)	2/16/23	6 month JPY-	0.148% —	45,234
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	364,000,000	80,910	(45)	2/16/28	0.366% —	6 month JPY-	(83,296)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	49,318,800	9,354 E	(14)	8/29/43	0.7495% —	6 month JPY-	(9,369)
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	36,148,000	25,567 E	(22,279)	6/19/24	1.80% —	6 month NOK-	3,288
					Annually	NIBOR-NIBR —
						Semiannually

Fixed Income Absolute Return Fund 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NOK	17,137,000	$19,909 E	$(11,846)	6/19/29	2.00% —	6 month NOK-	$8,063
					Annually	NIBOR-NIBR —
						Semiannually
NZD	27,480,000	148,648 E	8,092	6/19/24	2.00% —	3 month NZD-	(140,556)
					Semiannually	BBR-FRA —
						Quarterly
NZD	4,468,000	40,083 E	(56,162)	6/19/29	3 month NZD-	2.40% —	(16,079)
					BBR-FRA —	Semiannually
					Quarterly
NZD	8,715,000	39,831 E	(66)	3/28/29	2.524% —	3 month NZD-	39,765
					Semiannually	BBR-FRA —
						Quarterly
SEK	19,026,000	67,995	(16)	11/10/27	3 month SEK-	1.125% —	79,303
					STIBOR-SIDE —	Annually
					Quarterly
SEK	19,026,000	68,833	(16)	11/10/27	3 month SEK-	1.13% —	80,189
					STIBOR-SIDE —	Annually
					Quarterly
SEK	19,026,000	73,729	(16)	11/13/27	3 month SEK-	1.16% —	85,292
					STIBOR-SIDE —	Annually
					Quarterly
SEK	19,026,000	73,310	(16)	11/13/27	3 month SEK-	1.1575% —	84,850
					STIBOR-SIDE —	Annually
					Quarterly
SEK	72,676,000	30,502 E	15,913	6/19/24	0.45% —	3 month SEK-	(14,589)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	82,306,000	61,410 E	12,759	6/19/29	3 month SEK-	0.95% —	74,171
					STIBOR-SIDE —	Annually
					Quarterly
Total			$3,334,776				$372,983

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$82,717	$82,655	$—	1/12/41	4.50% (1 month	Synthetic TRS	$768
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
3,546,989	3,544,308	—	1/12/40	4.00% (1 month	Synthetic MBX	(83)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$856,904	$856,256	$—	1/12/40	4.00% (1 month	Synthetic MBX	$(20)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
666,834	666,330	—	1/12/40	4.00% (1 month	Synthetic MBX	(16)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,139,936	1,139,091	—	1/12/40	4.50% (1 month	Synthetic MBX	231
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
630,465	629,997	—	1/12/40	4.50% (1 month	Synthetic MBX	128
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
497,805	497,436	—	1/12/40	4.50% (1 month	Synthetic MBX	101
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
25,283,307	25,275,948	—	1/12/41	5.00% (1 month	Synthetic MBX	21,667
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,109,491	3,107,223	—	1/12/40	5.00% (1 month	Synthetic MBX	1,321
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
64,937	64,993	—	1/12/41	5.00% (1 month	Synthetic MBX Index	132
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,838,400	1,840,206	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(4,629)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,014,891	7,014,891	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(11,820)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,854	42,924	—	1/12/40	4.00% (1 month	Synthetic TRS	492
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
78,978	78,921	—	1/12/41	5.00% (1 month	Synthetic TRS Index	791
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Fixed Income Absolute Return Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$50,091	$50,055	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$502
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
121,978	122,670	—	1/12/39	6.00% (1 month	Synthetic TRS	2,090
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
93,075	93,183	—	1/12/38	6.50% (1 month	Synthetic TRS	1,180
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,731	26,762	—	1/12/38	6.50% (1 month	Synthetic TRS	339
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
535,275	535,119	—	1/12/41	5.00% (1 month	Synthetic MBX	459
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
444,277	444,147	—	1/12/41	5.00% (1 month	Synthetic MBX	381
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
639,707	639,521	—	1/12/41	5.00% (1 month	Synthetic MBX	548
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
772,167	771,617	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,733
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,863,721	1,863,721	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,140)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
197,131	197,637	—	1/12/45	3.50% (1 month	Synthetic TRS	2,243
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
79,713	79,973	—	1/12/43	3.50% (1 month	Synthetic TRS	926
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

54 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$724,653	$729,078	$—	1/12/44	4.00% (1 month	Synthetic TRS	$10,950
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
348,642	349,401	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(4,575)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
370,998	371,805	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(4,869)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
347,012	346,765	—	1/12/41	5.00% (1 month	Synthetic TRS Index	3,475
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Goldman Sachs International
3,126,089	3,125,179	—	1/12/41	5.00% (1 month	Synthetic MBX	2,679
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
105,704	105,704	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(178)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
281,888	281,888	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(475)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
654,446	654,446	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,103)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,742,020	1,742,020	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,935)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,386,433	2,386,433	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,021)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
266,176	265,936	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(1,845)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
42,854	42,924	—	1/12/40	(4.00%) 1 month	Synthetic TRS	(492)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Fixed Income Absolute Return Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$82,717	$82,655	$—	1/12/41	(4.50%) 1 month	Synthetic TRS	$(768)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
475,206	476,240	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(6,236)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
761,128	765,445	—	1/12/39	6.00% (1 month	Synthetic TRS	13,039
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
546,314	549,412	—	1/12/39	6.00% (1 month	Synthetic TRS	9,359
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
302,927	304,645	—	1/12/39	6.00% (1 month	Synthetic TRS	5,190
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,168	10,226	—	1/12/39	6.00% (1 month	Synthetic TRS	174
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
372,117	372,551	—	1/12/38	6.50% (1 month	Synthetic TRS	4,719
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
339,554	339,951	—	1/12/38	6.50% (1 month	Synthetic TRS	4,306
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
329,007	329,391	—	1/12/38	6.50% (1 month	Synthetic TRS	4,173
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
261,938	262,244	—	1/12/38	6.50% (1 month	Synthetic TRS	3,322
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
112,384	112,516	—	1/12/38	6.50% (1 month	Synthetic TRS	1,425
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
475,238	476,272	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(6,237)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

56 Fixed Income Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$813,224	$812,644	$—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	$(8,144)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
79,713	79,973	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(926)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
197,131	197,637	—	1/12/45	(3.50%) 1 month	Synthetic TRS	(2,243)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
363,261	365,479	—	1/12/44	4.00% (1 month	Synthetic TRS	5,489
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,087,914	1,094,558	—	1/12/44	(4.00%) 1 month	Synthetic TRS	(16,440)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		110,332
Upfront premium (paid)		—		Unrealized (depreciation)		(81,195)
Total		$—		Total		$29,137

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	9,778,000	$647,602	$—	7/15/37	1.71% — At	Eurostat Eurozone	$647,602
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,111,000	391,191	(147)	8/15/37	1.7138% — At	Eurostat Eurozone	391,043
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,889,000	334,680	(118)	9/15/37	1.735% — At	Eurostat Eurozone	334,562
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,667,000	231,100	(88)	8/15/37	1.71% — At	Eurostat Eurozone	231,012
					maturity	HICP excluding
						tobacco — At
						maturity

Fixed Income Absolute Return Fund 57

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,667,000	$79,914	$(48)	8/15/27	(1.42%) — At	Eurostat Eurozone	$(79,961)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	4,889,000	119,858	(63)	9/15/27	(1.4475%) — At	Eurostat Eurozone	(119,921)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,111,000	138,933	(79)	8/15/27	(1.4275%) — At	Eurostat Eurozone	(139,011)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	183,315	(93)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(183,408)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	185,106	(93)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(185,199)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	185,706	(94)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(185,800)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	7,984,000	186,297	(94)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(186,391)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	9,778,000	214,800	—	7/15/27	(1.40%) — At	Eurostat Eurozone	(214,800)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	4,896,000	149,771	(105)	12/15/28	3.665% — At	GBP Non-revised UK	149,667
					maturity	Retail Price Index —
						At maturity
GBP	1,371,000	13,006	(32)	3/15/28	3.3875% — At	GBP Non-revised UK	(13,038)
					maturity	Retail Price Index —
						At maturity
GBP	3,819,000	27,061	(88)	3/15/28	3.4025% — At	GBP Non-revised UK	(27,150)
					maturity	Retail Price Index —
						At maturity
GBP	2,938,000	34,998	(68)	2/15/28	3.34% — At	GBP Non-revised UK	(35,066)
					maturity	Retail Price Index —
						At maturity
GBP	5,484,000	93,580	(130)	3/15/28	3.34% — At	GBP Non-revised UK	(93,709)
					maturity	Retail Price Index —
						At maturity

58 Fixed Income Absolute Return Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$4,400,000	$43,776	$(48)	12/6/27	2.19% — At	USA Non Revised	$43,728
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,400,000	43,208	(48)	12/21/27	2.1939% — At	USA Non Revised	43,160
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,547,000	28,755	—	7/5/22	(1.89%) — At	USA Non Revised	28,755
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,952,000	18,053	—	7/3/22	(1.9225%) — At	USA Non Revised	18,053
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,952,000	3,628	—	7/3/27	2.085% — At	USA Non Revised	(3,628)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,400,000	15,250	(27)	12/6/22	(2.05%) — At	USA Non Revised	(15,277)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,400,000	17,477	(27) 12/21/22		(2.068%) — At	USA Non Revised	(17,504)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,547,000	20,766	—	7/5/27	2.05% — At	USA Non Revised	(20,768)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(1,490)				$366,951

Fixed Income Absolute Return Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$11,962	$175,000	$19,058	5/11/63	300 bp —	$(7,008)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,719	377,000	41,055	5/11/63	300 bp —	(18,148)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	46,609	755,000	82,220	5/11/63	300 bp —	(35,233)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,403	779,000	84,833	5/11/63	300 bp —	(40,041)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	137	118,000	791	5/11/63	200 bp —	(614)
Index						Monthly
CMBX NA A.6	A/P	92	118,000	791	5/11/63	200 bp —	(660)
Index						Monthly
CMBX NA A.6	A/P	(47)	120,000	804	5/11/63	200 bp —	(811)
Index						Monthly
CMBX NA A.6	A/P	324	209,000	1,400	5/11/63	200 bp —	(1,006)
Index						Monthly
CMBX NA A.6	A/P	1,515	329,000	2,204	5/11/63	200 bp —	(580)
Index						Monthly
CMBX NA BB.6	BB/P	149,402	607,000	131,840	5/11/63	500 bp —	18,067
Index						Monthly
CMBX NA BB.7	BB/P	18,190	131,000	15,786	1/17/47	500 bp —	2,513
Index						Monthly
CMBX NA BB.7	BB/P	32,647	254,000	30,607	1/17/47	500 bp —	2,252
Index						Monthly
CMBX NA BB.7	BB/P	31,767	263,000	31,692	1/17/47	500 bp —	294
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,878	19,000	2,069	5/11/63	300 bp —	(181)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,163	50,000	5,445	5/11/63	300 bp —	(257)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,699	109,000	11,870	5/11/63	300 bp —	(1,116)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,521	132,000	14,375	5/11/63	300 bp —	212
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,891	199,000	21,671	5/11/63	300 bp —	319
Index						Monthly
CMBX NA BBB–.6	BBB–/P	26,603	202,000	21,998	5/11/63	300 bp —	4,707
Index						Monthly
CMBX NA BBB–.6	BBB–/P	29,342	206,000	22,433	5/11/63	300 bp —	7,011
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,712	216,000	23,522	5/11/63	300 bp —	1,297
Index						Monthly
CMBX NA BBB–.6	BBB–/P	26,477	240,000	26,136	5/11/63	300 bp —	461
Index						Monthly

60 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BBB–/P	$49,892	$432,000	$47,045	5/11/63	300 bp —	$3,064
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,049	456,000	49,658	5/11/63	300 bp —	1,619
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	9,148	59,000	6,425	5/11/63	300 bp —	2,752
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,620	76,000	8,276	5/11/63	300 bp —	2,382
Index						Monthly
CMBX NA A.6	A/P	8,587	380,000	2,546	5/11/63	200 bp —	6,167
Index						Monthly
CMBX NA A.6	A/P	37,454	738,000	4,945	5/11/63	200 bp —	32,755
Index						Monthly
CMBX NA A.6	A/P	1,659	1,071,000	7,176	5/11/63	200 bp —	(5,160)
Index						Monthly
CMBX NA A.6	A/P	4,472	2,315,000	15,511	5/11/63	200 bp —	(10,267)
Index						Monthly
CMBX NA BB.7	BB/P	27,822	208,000	25,064	1/17/47	500 bp —	2,932
Index						Monthly
CMBX NA BBB–.6	BBB–/P	403	3,000	327	5/11/63	300 bp —	77
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,203	62,000	6,752	5/11/63	300 bp —	(518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,101	72,000	7,841	5/11/63	300 bp —	296
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,202	78,000	8,494	5/11/63	300 bp —	4,746
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,812	125,000	13,613	5/11/63	300 bp —	262
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,222	145,000	15,791	5/11/63	300 bp —	504
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,237	156,000	16,988	5/11/63	300 bp —	327
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,799	259,000	28,205	5/11/63	300 bp —	4,724
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,945	270,000	29,403	5/11/63	300 bp —	1,677
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,455	277,000	30,165	5/11/63	300 bp —	428
Index						Monthly
CMBX NA BBB–.6	BBB–/P	46,806	408,000	44,431	5/11/63	300 bp —	2,579
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,594	448,000	48,787	5/11/63	300 bp —	19,030
Index						Monthly
CMBX NA BBB–.6	BBB–/P	99,384	724,000	78,844	5/11/63	300 bp —	20,903
Index						Monthly
CMBX NA BBB–.6	BBB–/P	89,591	752,000	81,893	5/11/63	300 bp —	8,074
Index						Monthly

Fixed Income Absolute Return Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$168,833	$1,119,000	$121,859	5/11/63	300 bp —	$47,533
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,212,481	11,340,000	1,234,926	5/11/63	300 bp —	(16,775)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	225,810	3,055,000	110,591	1/17/47	300 bp —	116,810
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	5,528	99,000	663	5/11/63	200 bp —	4,898
Index						Monthly
CMBX NA A.6	A/P	5,694	246,000	1,648	5/11/63	200 bp —	4,128
Index						Monthly
CMBX NA BBB–.6	BBB–/P	334	3,000	327	5/11/63	300 bp —	9
Index						Monthly
CMBX NA BBB–.6	BBB–/P	332	4,000	436	5/11/63	300 bp —	(102)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,785	16,000	1,742	5/11/63	300 bp —	51
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,354	62,000	6,752	5/11/63	300 bp —	(1,367)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,793	87,000	9,474	5/11/63	300 bp —	3,362
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,631	95,000	10,346	5/11/63	300 bp —	(5,667)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,832	107,000	11,652	5/11/63	300 bp —	233
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,157	141,000	15,355	5/11/63	300 bp —	(4,127)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,101	232,000	25,265	5/11/63	300 bp —	(13,047)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,401	250,000	27,225	5/11/63	300 bp —	(14,699)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,210	281,000	30,601	5/11/63	300 bp —	(2,251)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,280	283,000	30,819	5/11/63	300 bp —	(11,397)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,492	349,000	38,006	5/11/63	300 bp —	4,660
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,707	363,000	39,531	5/11/63	300 bp —	15,358
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,482	380,000	41,382	5/11/63	300 bp —	1,290
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,541	411,000	44,758	5/11/63	300 bp —	13,989
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,952	411,000	44,758	5/11/63	300 bp —	11,400
Index						Monthly
CMBX NA BBB–.6	BBB–/P	62,640	539,000	58,697	5/11/63	300 bp —	4,213
Index						Monthly

62 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$58,492	$1,209,000	$131,660	5/11/63	300 bp —	$(72,563)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	208,701	1,760,000	191,664	5/11/63	300 bp —	17,917
Index						Monthly
CMBX NA BBB–.6	BBB–/P	207,983	1,760,000	191,664	5/11/63	300 bp —	17,199
Index						Monthly
CMBX NA BBB–.6	BBB–/P	297,066	2,586,000	281,615	5/11/63	300 bp —	16,743
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	34,954	165,000	35,838	5/11/63	500 bp —	(747)
Index						Monthly
CMBX NA BB.6	BB/P	37,885	179,000	38,879	5/11/63	500 bp —	(844)
Index						Monthly
CMBX NA A.6	A/P	6,740	293,000	1,963	5/11/63	200 bp —	4,875
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,118,959	16,017,000	1,744,251	5/11/63	300 bp —	382,716
Index						Monthly
Merrill Lynch International
CMBX NA A.6	A/P	13,484	951,000	6,372	5/11/63	200 bp —	7,429
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,620	94,000	10,237	5/11/63	300 bp —	431
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,923	211,000	22,978	5/11/63	300 bp —	5,051
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,893	297,000	32,343	5/11/63	300 bp —	2,698
Index						Monthly
CMBX NA BBB–.6	BBB–/P	63,188	564,000	61,420	5/11/63	300 bp —	2,051
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	—	230,000	1,541	5/11/63	200 bp —	(1,464)
Index						Monthly
CMBX NA A.6	A/P	764	281,000	1,883	5/11/63	200 bp —	(1,025)
Index						Monthly
CMBX NA A.6	A/P	3,323	1,231,000	8,248	5/11/63	200 bp —	(4,514)
Index						Monthly
CMBX NA A.7	A-/P	(96)	99,000	1,703	1/17/47	200 bp —	1,640
Index						Monthly
CMBX NA A.7	A-/P	199	41,000	705	1/17/47	200 bp —	918
Index						Monthly
CMBX NA BB.6	BB/P	47,886	195,000	42,354	5/11/63	500 bp —	5,695
Index						Monthly
CMBX NA BB.6	BB/P	96,100	390,000	84,708	5/11/63	500 bp —	11,717
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,695	10,000	1,089	5/11/63	300 bp —	611
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,672	32,000	3,485	5/11/63	300 bp —	203
Index						Monthly

Fixed Income Absolute Return Fund 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$6,267	$49,000	$5,336	5/11/63	300 bp —	$955
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,570	84,000	9,148	5/11/63	300 bp —	464
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,017	93,000	10,128	5/11/63	300 bp —	935
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,462	136,000	14,810	5/11/63	300 bp —	(280)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,224	169,000	18,404	5/11/63	300 bp —	5,904
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,082	185,000	20,147	5/11/63	300 bp —	7,028
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,105	229,000	24,938	5/11/63	300 bp —	7,282
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,307	241,000	26,245	5/11/63	300 bp —	5,183
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,607	258,000	28,096	5/11/63	300 bp —	3,640
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,395	298,000	32,452	5/11/63	300 bp —	12,092
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,130	342,000	37,244	5/11/63	300 bp —	5,057
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,165	359,000	39,095	5/11/63	300 bp —	2,249
Index						Monthly
CMBX NA BBB–.6	BBB–/P	50,713	409,000	44,540	5/11/63	300 bp —	6,377
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,565	482,000	52,490	5/11/63	300 bp —	4,316
Index						Monthly
CMBX NA BBB–.6	BBB–/P	90,141	704,000	76,666	5/11/63	300 bp —	13,827
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,536	772,000	84,071	5/11/63	300 bp —	18,851
Index						Monthly
CMBX NA BBB–.7	BBB–/P	9,516	143,000	5,177	1/17/47	300 bp —	4,411
Index						Monthly
CMBX NA BBB–.7	BBB–/P	14,091	207,000	7,493	1/17/47	300 bp —	6,702
Index						Monthly
Upfront premium received		7,163,300	Unrealized appreciation				963,532
Upfront premium (paid)		(143)	Unrealized (depreciation)				(272,469)
Total		$7,163,157	Total				$691,063

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

64 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,038)	$140,000	$2,408	1/17/47	(200 bp) —	$(3,493)
					Monthly
CMBX NA BB.10 Index	(27,851)	254,000	24,638	11/17/59	(500 bp) —	(3,424)
					Monthly
CMBX NA BB.10 Index	(13,254)	127,000	12,319	11/17/59	(500 bp) —	(1,041)
					Monthly
CMBX NA BB.11 Index	(49,362)	381,000	41,491	11/18/54	(500 bp) —	(8,189)
					Monthly
CMBX NA BB.9 Index	(53,569)	381,000	46,101	9/17/58	(500 bp) —	(7,786)
					Monthly
CMBX NA BB.9 Index	(43,132)	280,000	33,880	9/17/58	(500 bp) —	(9,486)
					Monthly
CMBX NA BB.9 Index	(43,327)	280,000	33,880	9/17/58	(500 bp) —	(9,680)
					Monthly
CMBX NA BB.9 Index	(42,496)	276,000	33,396	9/17/58	(500 bp) —	(9,330)
					Monthly
CMBX NA BB.9 Index	(34,144)	254,000	30,734	9/17/58	(500 bp) —	(3,621)
					Monthly
CMBX NA BB.9 Index	(33,018)	254,000	30,734	9/17/58	(500 bp) —	(2,496)
					Monthly
CMBX NA BB.9 Index	(21,761)	139,000	16,819	9/17/58	(500 bp) —	(5,058)
					Monthly
CMBX NA BBB–.6 Index	(16,148)	146,000	15,899	5/11/63	(300 bp) —	(273)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(35,090)	263,000	25,511	11/17/59	(500 bp) —	(9,799)
					Monthly
CMBX NA BB.10 Index	(31,275)	263,000	25,511	11/17/59	(500 bp) —	(5,983)
					Monthly
CMBX NA BB.10 Index	(17,278)	139,000	13,483	11/17/59	(500 bp) —	(3,910)
					Monthly
CMBX NA BB.7 Index	(59,835)	3,390,000	736,308	5/11/63	(500 bp) —	673,648
					Monthly
CMBX NA BB.9 Index	(68,799)	431,000	52,151	9/17/58	(500 bp) —	(17,007)
					Monthly
CMBX NA BB.9 Index	(21,336)	139,000	16,819	9/17/58	(500 bp) —	(4,632)
					Monthly
CMBX NA BB.9 Index	(19,851)	131,000	15,851	9/17/58	(500 bp) —	(4,109)
					Monthly
CMBX NA BB.9 Index	(18,017)	117,000	14,157	9/17/58	(500 bp) —	(3,957)
					Monthly
CMBX NA BB.9 Index	(10,949)	70,000	8,470	9/17/58	(500 bp) —	(2,537)
					Monthly
CMBX NA BB.9 Index	(8,161)	57,000	6,897	9/17/58	(500 bp) —	(1,311)
					Monthly

Fixed Income Absolute Return Fund 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.6 Index	$(186,594)	$1,824,000	$396,173	5/11/63	(500 bp) —	$208,059
					Monthly
CMBX NA BB.7 Index	(62,952)	416,000	50,128	1/17/47	(500 bp) —	(13,171)
					Monthly
CMBX NA BB.6 Index	(77,729)	532,000	115,550	5/11/63	(500 bp) —	37,378
					Monthly
CMBX NA BB.7 Index	(457,674)	2,707,000	326,194	1/17/47	(500 bp) —	(133,736)
					Monthly
CMBX NA BB.7 Index	(61,769)	377,000	45,429	1/17/47	(500 bp) —	(16,655)
					Monthly
CMBX NA BBB–.7 Index	(9,501)	141,000	5,104	1/17/47	(300 bp) —	(4,467)
					Monthly
CMBX NA BBB–.7 Index	(4,210)	62,000	2,244	1/17/47	(300 bp) —	(1,997)
					Monthly
CMBX NA BBB–.7 Index	(759)	11,000	398	1/17/47	(300 bp) —	(366)
					Monthly
CMBX NA BBB–.7 Index	(312)	3,000	109	1/17/47	(300 bp) —	(204)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(50,367)	398,000	47,959	1/17/47	(500 bp) —	(2,739)
					Monthly
CMBX NA BB.9 Index	(6,794)	48,000	5,808	9/17/58	(500 bp) —	(1,026)
					Monthly
CMBX NA BBB–.7 Index	(83,476)	2,200,000	79,640	1/17/47	(300 bp) —	(4,936)
					Monthly
CMBX NA BBB–.7 Index	(4,647)	128,000	4,634	1/17/47	(300 bp) —	(13)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(15,097)	127,000	12,319	11/17/59	(500 bp) —	(2,883)
					Monthly
CMBX NA BB.10 Index	(13,385)	127,000	12,319	11/17/59	(500 bp) —	(1,171)
					Monthly
CMBX NA BB.7 Index	(10,929)	63,000	7,592	1/17/47	(500 bp) —	(3,390)
					Monthly
CMBX NA BB.9 Index	(43,794)	280,000	33,880	9/17/58	(500 bp) —	(10,148)
					Monthly
CMBX NA BB.9 Index	(16,626)	127,000	15,367	9/17/58	(500 bp) —	(1,364)
					Monthly
CMBX NA BB.9 Index	(8,788)	56,000	6,776	9/17/58	(500 bp) —	(2,059)
					Monthly
CMBX NA BB.9 Index	(7,809)	53,000	6,413	9/17/58	(500 bp) —	(1,440)
					Monthly
CMBX NA BB.9 Index	(7,614)	52,000	6,292	9/17/58	(500 bp) —	(1,366)
					Monthly
CMBX NA BB.9 Index	(7,956)	52,000	6,292	9/17/58	(500 bp) —	(1,708)
					Monthly

66 Fixed Income Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	$(13,319)	$127,000	$12,319	11/17/59	(500 bp) —	$(1,106)
					Monthly
CMBX NA BB.7 Index	(57,516)	286,000	34,463	1/17/47	(500 bp) —	(23,291)
					Monthly
CMBX NA BB.7 Index	(39,355)	195,000	23,498	1/17/47	(500 bp) —	(16,020)
					Monthly
CMBX NA BB.9 Index	(5,330)	37,000	4,477	9/17/58	(500 bp) —	(884)
					Monthly
CMBX NA BBB–.7 Index	(1,394)	22,000	796	1/17/47	(300 bp) —	(612)
					Monthly
Upfront premium received	—	Unrealized appreciation				919,085
Upfront premium (paid)	(1,925,387)	Unrealized (depreciation)				(363,874)
Total	$(1,925,387)	Total				$555,211

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/19 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt *	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32	$194,315	$3,256,000	$248,544	6/20/24	(500 bp) —	$(69,604)
Index					Quarterly
Total	$194,315					$(69,604)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Fixed Income Absolute Return Fund 67

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$17,270,000	$—
Convertible bonds and notes	—	5,291,742	—
Corporate bonds and notes	—	163,208,142	—
Foreign government and agency bonds and notes	—	25,088,200	—
Mortgage-backed securities	—	218,385,883	—
Purchased options outstanding	—	188,128	—
Purchased swap options outstanding	—	9,543,081	—
Senior loans	—	33,366,377	—
U.S. government and agency mortgage obligations	—	248,010,204	—
U.S. treasury obligations	—	174,475	—
Short-term investments	77,766,877	24,138,029	—
Totals by level	$77,766,877	$744,664,261	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$763,390	$—
Futures contracts	(9,464)	—	—
Written options outstanding	—	(55,576)	—
Written swap options outstanding	—	(7,494,740)	—
Forward premium swap option contracts	—	(1,432,211)	—
TBA sale commitments	—	(122,362,190)	—
Interest rate swap contracts	—	(2,959,200)	—
Total return swap contracts	—	397,578	—
Credit default contracts	—	(4,255,415)	—
Totals by level	$(9,464)	$(137,398,364)	$—

The accompanying notes are an integral part of these financial statements.

68 Fixed Income Absolute Return Fund

Statement of assets and liabilities 4/30/19 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $742,332,349)	$745,214,261
Affiliated issuers (identified cost $77,216,877) (Note 5)	77,216,877
Cash	96,745
Interest and other receivables	5,477,233
Receivable for shares of the fund sold	635,689
Receivable for investments sold	513,413
Receivable for sales of TBA securities (Note 1)	95,787,874
Receivable for variation margin on futures contracts (Note 1)	36,234
Receivable for variation margin on centrally cleared swap contracts (Note 1)	643,602
Unrealized appreciation on forward premium swap option contracts (Note 1)	184,465
Unrealized appreciation on forward currency contracts (Note 1)	1,589,835
Unrealized appreciation on OTC swap contracts (Note 1)	1,995,542
Premium paid on OTC swap contracts (Note 1)	1,925,530
Total assets	931,317,300

LIABILITIES
Payable to custodian	15,112
Payable for investments purchased	2,121,068
Payable for purchases of delayed delivery securities (Note 1)	159,745
Payable for purchases of TBA securities (Note 1)	221,014,717
Payable for shares of the fund repurchased	912,763
Payable for compensation of Manager (Note 2)	496,793
Payable for Trustee compensation and expenses (Note 2)	135,187
Payable for distribution fees (Note 2)	73,781
Payable for variation margin on futures contracts (Note 1)	23,438
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,044,908
Unrealized depreciation on OTC swap contracts (Note 1)	717,538
Premium received on OTC swap contracts (Note 1)	7,163,300
Unrealized depreciation on forward currency contracts (Note 1)	826,445
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,616,676
Written options outstanding, at value (premiums $7,385,079) (Note 1)	7,550,316
TBA sale commitments, at value (proceeds receivable $122,340,527) (Note 1)	122,362,190
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,233,235
Other accrued expenses	4,274
Total liabilities	367,471,486

Net assets	$563,845,814

(Continued on next page)

Fixed Income Absolute Return Fund 69

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$695,779,999
Total distributable earnings (Note 1)	(131,934,185)
Total — Representing net assets applicable to capital shares outstanding	$563,845,814

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($156,536,633 divided by 16,173,878 shares)	$9.68
Offering price per class A share (100/97.75 of $9.68)*	$9.90
Net asset value and offering price per class B share ($2,385,276 divided by 247,281 shares)**	$9.65
Net asset value and offering price per class C share ($46,979,280 divided by 4,873,269 shares)**	$9.64
Net asset value and redemption price per class M share ($4,243,217 divided by 440,416 shares)	$9.63
Offering price per class M share (100/99.25 of $9.63)†	$9.70
Net asset value, offering price and redemption price per class P share
($145,739,444 divided by 15,005,187 shares)	$9.71
Net asset value, offering price and redemption price per class R share
($379,701 divided by 39,029 shares)	$9.73
Net asset value, offering price and redemption price per class R6 share
($9,747,613 divided by 1,003,629 shares)	$9.71
Net asset value, offering price and redemption price per class Y share
($197,834,650 divided by 20,426,558 shares)	$9.69

* On single retail sales of less than $100,000. On sales of $100,000 or more, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $500,000.

The accompanying notes are an integral part of these financial statements.

70 Fixed Income Absolute Return Fund

Statement of operations Six months ended 4/30/19 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $876,963 from investments in affiliated issuers) (Note 5)	$12,825,396
Total investment income	12,825,396

EXPENSES
Compensation of Manager (Note 2)	1,669,192
Distribution fees (Note 2)	460,804
Other	2,327
Total expenses	2,132,323

Expense reduction (Note 2)	(3,499)
Net expenses	2,128,824

Net investment income	10,696,572

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,731,442)
Foreign currency transactions (Note 1)	24,737
Forward currency contracts (Note 1)	165,316
Futures contracts (Note 1)	(167,057)
Swap contracts (Note 1)	(11,775,279)
Written options (Note 1)	1,829,180
Total net realized loss	(11,654,545)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	10,475,690
Assets and liabilities in foreign currencies	2,934
Forward currency contracts	302,083
Futures contracts	71,375
Swap contracts	3,044,762
Written options	(98,503)
Total change in net unrealized appreciation	13,798,341

Net gain on investments	2,143,796

Net increase in net assets resulting from operations	$12,840,368

The accompanying notes are an integral part of these financial statements.

Fixed Income Absolute Return Fund 71

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/19*	Year ended 10/31/18
Operations
Net investment income	$10,696,572	$19,764,729
Net realized gain (loss) on investments
and foreign currency transactions	(11,654,545)	1,278,472
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	13,798,341	(8,654,072)
Net increase in net assets resulting from operations	12,840,368	12,389,129
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,449,598)	(9,588,591)
Class B	(70,212)	(238,318)
Class C	(1,261,710)	(2,826,834)
Class M	(130,437)	(283,719)
Class P	(4,106,417)	(5,758,122)
Class R	(9,681)	(11,575)
Class R6	(279,630)	(436,488)
Class Y	(5,982,906)	(9,047,862)
Increase from capital share transactions (Note 4)	4,487,305	114,352,473
Total increase in net assets	1,037,082	98,550,093

NET ASSETS
Beginning of period	562,808,732	464,258,639
End of period	$563,845,814	$562,808,732

* Unaudited.

The accompanying notes are an integral part of these financial statements.

72 Fixed Income Absolute Return Fund

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Fixed Income Absolute Return Fund 73

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%) [d]
Class A
April 30, 2019**	$9.73	.18	.04	.22	(.27)	(.27)	$9.68	2.35*	$156,537	.42*	1.84*	287*
October 31, 2018	10.06	.38	(.13)	.25	(.58)	(.58)	9.73	2.59	160,939.79		3.87	532
October 31, 2017	9.76	.36	.23	.59	(.29)	(.29)	10.06	6.24	169,580.70		3.61	742
October 31, 2016	10.18	.38	(.35)	.03	(.45)	(.45)	9.76	.36	226,657.70		3.92	428
October 31, 2015	10.71	.28	(.44)	(.16)	(.37)	(.37)	10.18	(1.53)	374,839.84		2.71	486
October 31, 2014	10.81	.31	.03	.34	(.44)	(.44)	10.71	3.19	470,872.81		2.91	203
Class B
April 30, 2019**	$9.70	.17	.04	.21	(.26)	(.26)	$9.65	2.23*	$2,385	.52*	1.78*	287*
October 31, 2018	10.00	.36	(.13)	.23	(.53)	(.53)	9.70	2.42	2,841.99		3.68	532
October 31, 2017	9.71	.34	.23	.57	(.28)	(.28)	10.00	5.96	5,269.90		3.43	742
October 31, 2016	10.12	.36	(.34)	.02	(.43)	(.43)	9.71	.22	7,014.90		3.75	428
October 31, 2015	10.65	.26	(.44)	(.18)	(.35)	(.35)	10.12	(1.74)	9,669	1.04	2.52	486
October 31, 2014	10.75	.29	.02	.31	(.41)	(.41)	10.65	2.96	11,822	1.01	2.73	203
Class C
April 30, 2019**	$9.70	.14	.04	.18	(.24)	(.24)	$9.64	1.87*	$46,979	.79*	1.47*	287*
October 31, 2018	9.96	.30	(.11)	.19	(.45)	(.45)	9.70	1.92	54,654	1.54	3.11	532
October 31, 2017	9.65	.28	.24	.52	(.21)	(.21)	9.96	5.43	67,174	1.45	2.87	742
October 31, 2016	10.06	.30	(.34)	(.04)	(.37)	(.37)	9.65	(.42)	86,726	1.45	3.18	428
October 31, 2015	10.58	.20	(.43)	(.23)	(.29)	(.29)	10.06	(2.22)	134,131	1.59	1.96	486
October 31, 2014	10.68	.23	.02	.25	(.35)	(.35)	10.58	2.37	162,146	1.56	2.17	203
Class M
April 30, 2019**	$9.70	.17	.03	.20	(.27)	(.27)	$9.63	2.13*	$4,243	.45*	1.82*	287*
October 31, 2018	10.02	.37	(.12)	.25	(.57)	(.57)	9.70	2.62	4,395.84		3.82	532
October 31, 2017	9.73	.35	.23	.58	(.29)	(.29)	10.02	6.12	5,206.75		3.57	742
October 31, 2016	10.15	.37	(.34)	.03	(.45)	(.45)	9.73	.33	7,011.75		3.89	428
October 31, 2015	10.68	.28	(.44)	(.16)	(.37)	(.37)	10.15	(1.56)	9,913.89		2.67	486
October 31, 2014	10.78	.31	.02	.33	(.43)	(.43)	10.68	3.13	11,043.86		2.85	203
Class P
April 30, 2019**	$9.76	.19	.04	.23	(.28)	(.28)	$9.71	2.47*	$145,739	.30 *	1.98*	287*
October 31, 2018	10.11	.41	(.13)	.28	(.63)	(.63)	9.76	2.88	138,235.54		4.14	532
October 31, 2017	9.79	.39	.23	.62	(.30)	(.30)	10.11	6.54	76,710.45		3.90	742
October 31, 2016†	9.69	.07	.03	.10	—	—	9.79	1.03*	56,131	.08*	.76*	428
Class R
April 30, 2019**	$9.78	.16	.05	.21	(.26)	(.26)	$9.73	2.21*	$380	.54*	1.69*	287*
October 31, 2018	10.09	.36	(.13)	.23	(.54)	(.54)	9.78	2.36	196	1.04	3.59	532
October 31, 2017	9.77	.33	.24	.57	(.25)	(.25)	10.09	5.96	213.95		3.36	742
October 31, 2016	10.14	.36	(.35)	.01	(.38)	(.38)	9.77	.13	278.95		3.69	428
October 31, 2015	10.68	.26	(.45)	(.19)	(.35)	(.35)	10.14	(1.81)	379	1.09	2.52	486
October 31, 2014	10.77	.28	.03	.31	(.40)	(.40)	10.68	2.96	914	1.06	2.64	203

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 75

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%) [d]
Class R6
April 30, 2019**	$9.76	.19	.04	.23	(.28)	(.28)	$9.71	2.47*	$9,748	.30 *	1.98*	287*
October 31, 2018	10.11	.41	(.13)	.28	(.63)	(.63)	9.76	2.87	9,091.54		4.13	532
October 31, 2017	9.82	.39	.23	.62	(.33)	(.33)	10.11	6.45	6,412.45		3.91	742
October 31, 2016	10.24	.41	(.35)	.06	(.48)	(.48)	9.82	.65	5,426.45		4.25	428
October 31, 2015	10.78	.31	(.45)	(.14)	(.40)	(.40)	10.24	(1.34)	1,446.59		2.98	486
October 31, 2014	10.88	.37	(.01)	.36	(.46)	(.46)	10.78	3.43	1,828.56		3.38	203
Class Y
April 30, 2019**	$9.74	.19	.04	.23	(.28)	(.28)	$9.69	2.47*	$197,835	.30 *	2.00*	287*
October 31, 2018	10.09	.41	(.13)	.28	(.63)	(.63)	9.74	2.89	192,459.54		4.15	532
October 31, 2017	9.79	.39	.24	.63	(.33)	(.33)	10.09	6.57	133,695.45		3.92	742
October 31, 2016	10.22	.40	(.35)	.05	(.48)	(.48)	9.79	.55	143,069.45		4.18	428
October 31, 2015	10.75	.31	(.44)	(.13)	(.40)	(.40)	10.22	(1.24)	381,738.59		2.98	486
October 31, 2014	10.85	.33	.03	.36	(.46)	(.46)	10.75	3.42	438,177.56		3.06	203

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

76 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 77

Notes to financial statements 4/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2018 through April 30, 2019.

Putnam Fixed Income Absolute Return Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Under normal circumstances, Putnam Management will invest at least 80% of the fund’s net assets in fixed-income securities (fixed-income securities include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 2.25% and 0.75%, respectively. Prior to December 1, 2018, the maximum front-end sales charge for class A shares was 1.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

78 Fixed Income Absolute Return Fund

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

Fixed Income Absolute Return Fund 79

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

80 Fixed Income Absolute Return Fund

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective

Fixed Income Absolute Return Fund 81

obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased

82 Fixed Income Absolute Return Fund

the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $102,140 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable

Fixed Income Absolute Return Fund 83

to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,865,163 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,140,427 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2018, the fund had a capital loss carryover of $112,159,302 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

	Loss carryover
Short-term	Long-term	Total	Expiration
$76,720,299	$30,217,116	$106,937,415	*
5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

84 Fixed Income Absolute Return Fund

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $692,544,625, resulting in gross unrealized appreciation and depreciation of $23,886,018 and $31,407,333, respectively, or net unrealized depreciation of $7,521,315.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate is +/- 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.296% of the fund’s average net assets, which included an effective base fee of 0.297% and a decrease of 0.001% ($6,833) based on performance.

Putnam Management has contractually agreed, through February 28, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage

Fixed Income Absolute Return Fund 85

the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,499 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $399, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

86 Fixed Income Absolute Return Fund

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$194,876
Class B	1.00%	0.45%	5,759
Class C	1.00%	1.00%	252,492
Class M	1.00%	0.30%	6,795
Class R	1.00%	0.50%	882
Total			$460,804

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5,911 and no monies from the sale of class A and class M shares, respectively, and received $35 and $297 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,679,875,521	$1,583,939,607
U.S. government securities (Long-term)	—	—
Total	$1,679,875,521	$1,583,939,607

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,917,444	$18,426,086	4,578,149	$44,934,509
Shares issued in connection with
reinvestment of distributions	450,086	4,301,841	947,888	9,184,672
	2,367,530	22,727,927	5,526,037	54,119,181
Shares repurchased	(2,729,310)	(26,180,527)	(5,849,576)	(57,460,299)
Net decrease	(361,780)	$(3,452,600)	(323,539)	$(3,341,118)

Fixed Income Absolute Return Fund 87

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	2,440	$23,306	9,453	$92,317
Shares issued in connection with
reinvestment of distributions	7,053	67,213	22,620	218,012
	9,493	90,519	32,073	310,329
Shares repurchased	(55,010)	(528,187)	(266,034)	(2,606,906)
Net decrease	(45,517)	$(437,668)	(233,961)	$(2,296,577)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	217,800	$2,077,572	383,465	$3,744,307
Shares issued in connection with
reinvestment of distributions	119,447	1,136,747	262,024	2,528,070
	337,247	3,214,319	645,489	6,272,377
Shares repurchased	(1,100,688)	(10,540,131)	(1,752,719)	(17,146,409)
Net decrease	(763,441)	$(7,325,812)	(1,107,230)	$(10,874,032)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	60,936	$586,043	9,012	$88,166
Shares issued in connection with
reinvestment of distributions	13,686	130,291	28,597	275,876
	74,622	716,334	37,609	364,042
Shares repurchased	(87,403)	(840,246)	(103,936)	(1,014,557)
Net decrease	(12,781)	$(123,912)	(66,327)	$(650,515)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class P	Shares	Amount	Shares	Amount
Shares sold	2,965,323	$28,598,291	9,261,145	$91,412,250
Shares issued in connection with
reinvestment of distributions	428,431	4,106,417	591,741	5,758,122
	3,393,754	32,704,708	9,852,886	97,170,372
Shares repurchased	(2,549,066)	(24,448,249)	(3,279,856)	(32,340,970)
Net increase	844,688	$8,256,459	6,573,030	$64,829,402

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	21,797	$211,616	9,204	$90,474
Shares issued in connection with
reinvestment of distributions	1,008	9,681	1,188	11,575
	22,805	221,297	10,392	102,049
Shares repurchased	(3,787)	(36,755)	(11,497)	(112,776)
Net increase (decrease)	19,018	$184,542	(1,105)	$(10,727)

88 Fixed Income Absolute Return Fund

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	170,251	$1,644,628	418,329	$4,117,825
Shares issued in connection with
reinvestment of distributions	29,142	279,630	44,863	436,488
	199,393	1,924,258	463,192	4,554,313
Shares repurchased	(126,748)	(1,213,192)	(166,155)	(1,632,687)
Net increase	72,645	$711,066	297,037	$2,921,626

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,048,798	$58,292,824	14,426,640	$141,821,437
Shares issued in connection with
reinvestment of distributions	618,580	5,915,285	829,970	8,057,425
	6,667,378	64,208,109	15,256,610	149,878,862
Shares repurchased	(6,003,151)	(57,532,879)	(8,748,208)	(86,104,448)
Net increase	664,227	$6,675,230	6,508,402	$63,774,414

At the close of the reporting period, the Putnam RetirementReady Funds owned 25.8% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/18	cost	proceeds	income	of 4/30/19
Short-term investments
Putnam Short Term
Investment Fund**	$77,359,764	$198,485,093	$198,627,980	$876,963	$77,216,877
Total Short-term
investments	$77,359,764	$198,485,093	$198,627,980	$876,963	$77,216,877

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Fixed Income Absolute Return Fund 89

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$151,300,000
Purchased currency option contracts (contract amount)	$26,200,000
Purchased swap option contracts (contract amount)	$1,187,000,000
Written TBA commitment option contracts (contract amount)	$238,700,000
Written currency option contracts (contract amount)	$17,200,000
Written swap option contracts (contract amount)	$769,100,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$270,400,000
OTC interest rate swap contracts (notional)	$3,800,000
Centrally cleared interest rate swap contracts (notional)	$1,931,300,000
OTC total return swap contracts (notional)	$68,600,000
Centrally cleared total return swap contracts (notional)	$151,900,000
OTC credit default contracts (notional)	$87,300,000
Centrally cleared credit default contracts (notional)	$3,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$2,485,508	Unrealized depreciation	$6,740,923*
Foreign exchange
contracts	Investments, Receivables	1,610,749	Payables	826,445
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	16,775,450*	Unrealized depreciation	18,618,768*
Total		$20,871,707		$26,186,136

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

90 Fixed Income Absolute Return Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$482,868	$482,868
Foreign exchange contracts	45,695	—	165,316	—	$211,011
Interest rate contracts	(432,915)	(167,057)	—	(12,258,147)	$(12,858,119)
Total	$(387,220)	$(167,057)	$165,316	$(11,775,279)	$(12,164,240)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,371,828	$1,371,828
Foreign exchange contracts	(132,667)	—	302,083	—	$169,416
Interest rate contracts	539,050	71,375	—	1,672,934	$2,283,359
Total	$406,383	$71,375	$302,083	$3,044,762	$3,824,603

Fixed Income Absolute Return Fund 91

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$2,593	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,593
Centrally cleared interest rate swap
contracts§	—	—	539,285	—	—	—	—	—	—	—	—	—	—	—	—	—	539,285
OTC Total return swap contracts*#	768	28,974	—	840	—	25,875	48,386	—	—	5,489	—	—	—	—	—	—	110,332
Centrally cleared total return swap
contracts§	—	—	104,317	—	—	—	—	—	—	—	—	—	—	—	—	—	104,317
OTC Credit default contracts —
protection sold *#	—	—	—	—	—	—	—	—	—	—	—	2,455	—	—	—	—	2,455
OTC Credit default contracts —
protection purchased*#	—	—	—	—	317,678	910,994	936,341	—	—	136,570	106,469	75,001	—	—	—	—	2,483,053
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	36,234	—	—	—	—	—	—	36,234
Forward currency contracts #	93,958	152,461	—	190,500	—	71,997	119,461	150,119	206,263	—	—	—	138,763	229,880	161,717	74,716	1,589,835
Forward premium swap option contracts #	—	55,806	—	—	—	—	—	—	73,006	—	—	55,653	—	—	—	—	184,465
Purchased swap options **#	813,166	—	—	125,011	—	—	749,821	—	5,232,259	—	—	2,622,824	—	—	—	—	9,543,081
Purchased options **#	20,914	—	—	—	—	—	—	—	167,214	—	—	—	—	—	—	—	188,128
Total Assets	$928,806	$237,241	$643,602	$316,351	$317,678	$1,008,866	$1,856,602	$150,119	$5,678,742	$178,293	$106,469	$2,755,933	$138,763	$229,880	$161,717	$74,716	$14,783,778
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap
contracts§	—	—	896,051	—	—	—	—	—	—	—	—	—	—	—	—	—	896,051
OTC Total return swap contracts*#	—	16,568	—	—	—	12,584	18,053	—	6,237	27,753	—	—	—	—	—	—	81,195
Centrally cleared total return swap
contracts§	—	—	146,807	—	—	—	—	—	—	—	—	—	—	—	—	—	146,807
OTC Credit default contracts —
protection sold *#	226,123	—	—	—	459,663	1,937,402	1,230,258	—	—	1,812,538	132,448	676,117	—	—	—	—	6,474,549
OTC Credit default contracts —
protection purchased*#	—	—	—	—	2,455	—	—	—	—	—	—	—	—	—	—	—	2,455
Centrally cleared credit default contracts§	—	—	2,050	—	—	—	—	—	—	—	—	—	—	—	—	—	2,050
Futures contracts§	—	—	—	—	—	—	—	—	—	23,438	—	—	—	—	—	—	23,438
Forward currency contracts #	55,112	87,171	—	60,982	—	30,806	158,777	90,415	137,076	—	—	—	76,631	58,180	53,790	17,505	826,445
Forward premium swap option contracts #	190,172	43,279	—	255,641	—	—	138,328	—	835,773	—	—	153,483	—	—	—	—	1,616,676
Written swap options #	—	—	—	145,585	—	—	775,462	—	4,232,907	—	—	2,340,786	—	—	—	—	7,494,740
Written options #	—	—	—	—	—	—	—	—	55,576	—	—	—	—	—	—	—	55,576
Total Liabilities	$471,407	$147,018	$1,044,908	$462,208	$462,118	$1,980,792	$2,320,878	$90,415	$5,267,569	$1,863,729	$132,448	$3,170,386	$76,631	$58,180	$53,790	$17,505	$17,619,982

92 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 93

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Total Financial and Derivative
Net Assets	$457,399	$90,223	$(401,306)	$(145,857)	$(144,440)	$(971,926)	$(464,276)	$59,704	$411,173	$(1,685,436)	$(25,979)	$(414,453)	$62,132	$171,700	$107,927	$57,211	$(2,836,204)
Total collateral received (pledged)##†	$457,399	$90,000	$—	$(111,619)	$(144,440)	$(971,926)	$(435,301)	$—	$350,000	$(1,685,436)	$—	$(414,453)	$62,132	$171,700	$102,140	$—
Net amount	$—	$223	$(401,306)	$(34,238)	$—	$—	$(28,975)	$59,704	$61,173	$—	$(25,979)	$—	$—	$—	$5,787	$57,211
Controlled collateral received (including TBA
commitments)**	$508,760	$90,000	$—	$—	$—	$—	$—	$—	$350,000	$—	$—	$—	$110,000	$174,475	$—	$—	$1,233,235
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$102,140	$—	$102,140
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(111,619)	$(239,083)	$(1,052,347)	$(435,301)	$—	$—	$(1,816,886)	$—	$(485,191)	$—	$—	$—	$—	$(4,140,427)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $153,614 and $5,683,972, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

94 Fixed Income Absolute Return Fund	Fixed Income Absolute Return Fund 95

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Communications Fund	Income Fund
Global Consumer Fund	Money Market Fund†
Global Financials Fund	Mortgage Securities Fund
Global Health Care Fund	Short Duration Bond Fund
Global Industrials Fund	Short Duration Income Fund
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Utilities Fund	Intermediate-Term Municipal Income Fund
Short-Term Municipal Income Fund
Growth	Tax Exempt Income Fund
Growth Opportunities Fund	Tax-Free High Yield Fund
International Growth Fund
Small Cap Growth Fund	State tax-free income funds‡:
Sustainable Future Fund	California, Massachusetts, Minnesota,
Sustainable Leaders Fund	New Jersey, New York, Ohio, and Pennsylvania.

96 Fixed Income Absolute Return Fund

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fixed Income Absolute Return Fund 97

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

98 Fixed Income Absolute Return Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Fixed Income Absolute Return Fund 99

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisors	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
The Putnam Advisory Company, LLC	Manoj P. Singh	Vice President and
100 Federal Street		Assistant Treasurer
Boston, MA 02110	Officers
	Robert L. Reynolds	Mark C. Trenchard
Marketing Services	President	Vice President and
Putnam Retail Management		BSA Compliance Officer
100 Federal Street	Jonathan S. Horwitz
Boston, MA 02110	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Custodian	and Compliance Liaison	Proxy Voting and Corporate
State Street Bank		Governance, Assistant Clerk,
and Trust Company	Robert T. Burns	and Assistant Treasurer
Vice President and
Legal Counsel	Chief Legal Officer	Denere P. Poulack
Ropes & Gray LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

100 Fixed Income Absolute Return Fund

This report is for the information of shareholders of Putnam Fixed Income Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

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SA109 316790 6/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2019